--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

            CLASSIC SERIES  |  ANNUAL REPORT  |  FEBRUARY 28, 2003

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.

       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

[PHOTO OF Joseph P. Deane]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER

         Classic Series
   [GRAPHIC]

 Annual Report . February 28, 2003

 SMITH BARNEY
 MANAGED MUNICIPALS FUND

      JOSEPH P. DEANE

      Joseph P. Deane has more than 32 years of securities business experience and has managed the Fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.** The Fund invests at least 80% of its assets in municipal securities.

      FUND FACTS

      FUND INCEPTION
      --------------------------------------------------------------------------
      March 4, 1981

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      --------------------------------------------------------------------------
      32 Years

                             CLASS 1 CLASS A CLASS B CLASS L
                   -----------------------------------------
                   NASDAQ     SMMOX   SHMMX   SMMBX   SMMCX
                   -----------------------------------------
                   INCEPTION 9/12/00 3/4/81  11/6/92 11/9/94
                   -----------------------------------------


      -------------
     ** Certain investors may be subject to the federal Alternative Minimum
        Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Average Annual Total Returns as of February 28, 2003*

                                   Without Sales Charges/(1)/
                               Class 1  Class A  Class B  Class L
              ---------------------------------------------------
              One-Year           3.11%    3.21%    2.66%   2.62%
              ---------------------------------------------------
              Five-Year           N/A     4.22     3.67    3.63
              ---------------------------------------------------
              Ten-Year            N/A     6.03     5.48     N/A
              ---------------------------------------------------
              Since Inception+   5.99     9.53     6.40    6.79
              ---------------------------------------------------

                                    With Sales Charges/(2)/
                               Class 1  Class A  Class B  Class L
              ---------------------------------------------------
              One-Year          (1.78)%  (0.89)%  (1.77)%  0.61%
              ---------------------------------------------------
              Five-Year           N/A     3.38     3.50    3.42
              ---------------------------------------------------
              Ten-Year            N/A     5.60     5.48     N/A
              ---------------------------------------------------
              Since Inception+   3.92     9.32     6.40    6.66
              ---------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Inception dates for Class 1, A, B and L shares are September 12, 2000, March
  4, 1981, November 6, 1992 and November 9, 1994, respectively.


What's Inside
Letter From the Chairman  . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Manager Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Historical Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Fund at a Glance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . 30
Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . 32
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . 33
Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . . .42
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .43


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

A persistent pessimistic climate fed by the situation in Iraq, the threat of terrorism at home, the dubious strength of corporate earnings and concerns over consumer spending, continued to prompt many investors to seek safer alternatives to equity investing. The resulting increased demand for municipal securities propelled their prices to higher levels. At the same time, as a result of the dramatic rally in U.S. Treasuries, which caused their yields to drop, the yields on municipal bonds have risen to historic highs relative to Treasuries. However, with interest rates at 41-year lows and possibly poised to rise in coming months, the fund manager is taking a somewhat defensive approach, as detailed in the following pages.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next:

    . First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
    . Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven't changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,
                    /s/ R. Jay Gerken
                    R. Jay Gerken
                    Chairman, President and Chief Executive
                    Officer

March 14, 2003



1 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

                               MANAGER OVERVIEW


Performance Review
For the 12 months ended February 28, 2003, the Smith Barney Managed Municipals Fund Inc.'s ("Fund") Class A shares, without sales charges, returned 3.21%. The Fund underperformed its unmanaged benchmark, the Lehman Brothers Municipal Bond Index ("Lehman Index"),/i/ which returned 7.67% for the same period. It also underperformed its Lipper peer group of general municipal debt funds, which returned 6.37% for the same period./1/ For the most recent six months of the reporting period, the Fund's Class A shares, without sales charges, returned 0.01%. The Fund underperformed the Lehman Index and its Lipper peer group,/2/ which returned 3.36% and 2.63%, respectively, for the same semi-annual period.

Bonds with longer maturities are typically more sensitive to interest rate movements. In order to minimize fluctuations in the Fund that may occur if interest rates were to rise, we reduced the average maturity of issues held in the portfolio. This more conservative investment approach resulted in the Fund's underperformance relative to its Lipper peers, as bonds with shorter maturities tend to have lower yields. Although this approach resulted in short-term underperformance, we believe it will benefit the Fund in the longer-term when interest rates rise. Another advantage is that the Fund's shorter average duration will enable us to more quickly access potentially higher-yielding issues in the future.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Bonds Bolstered By Economic Concerns
When the period began, lingering concerns about the integrity of corporate financial reporting practices and the strength of the U.S. economy prompted investors to shift money from stocks into more conservative investments, specifically fixed-income securities with higher credit ratings. The demand boosted prices of higher-rated municipal bonds through the early fall, although U.S. Treasury securities generated the strongest performances in the investment-grade arena./ii/

Shift in Sentiment
Following an economic report released in October that reflected a weak labor market, the Federal Reserve ("Fed")/iii/ cut short-term interest rates to a 41-year low to help stimulate the economy. (Lower rates can encourage consumers and corporations to borrow and subsequently spend more, thereby increasing economic activity.) That month, investors reallocated investment capital from Treasuries and investment-grade municipal securities into higher-yielding, riskier securities in other fixed-income asset classes anticipating that the economy would improve and help strengthen issuers' credit profiles. As concerns regarding Iraq and the economy resurfaced, however, investors again gravitated to higher-rated bond issues.

Interest Rate Changes Expected
During the past two years, the bond markets have been driven higher to a large extent by rate reductions triggered by the Fed, as bond prices move opposite to interest rate movements. Going forward through 2003 and 2004 (the latter being a presidential year), however, we believe that fiscal stimulus policies such as taxation measures put into place by Congress and the Bush Administration will play a greater role in influencing the direction of the economy and bond markets. If these policy decisions are successfully implemented, which we believe will be the case, the economic climate should improve later this year and into 2004. Our optimistic outlook of the economy is supported, in part, by comments from the Fed

--------
/1/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended February 28, 2003, calculated among 291 funds in the general municipal debt fund category with reinvestment of dividends and capital gains, excluding sales charges.
/2/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the six-month period ended February 28, 2003, calculated among 295 funds in the general municipal debt fund category with reinvestment of dividends and capital gains, excluding sales charges.

2 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders released after it opted not to change its interest rate targets at its meeting in January. According to the Fed's statement, as concerns regarding rising oil prices and geopolitical risks subside, "the accommodative stance of monetary policy, coupled with ongoing growth in productivity, will provide support to an improving economic climate over time."

Once economic activity gains sufficient momentum, we believe the Fed may be inclined to raise its interest rate targets to help keep the economy from becoming "overheated" and minimize inflationary concerns. Furthermore, the expanding federal budget deficit may oblige the U.S. Treasury Department to increase its borrowing. An increase in Treasury issuance would add supply to the bond market, perhaps contributing to a higher-yield environment later this year.

Our Approach
To help minimize fluctuations in the Fund that may arise from potential interest rate hikes, we maintained a shorter average life of bonds in the Fund than we have in recent years, given that bonds with longer maturities are more sensitive to a rising rate environment. Another approach we pursued was to selectively target bonds with higher coupons (the fixed interest rate the issuer promises to pay to the bondholder until maturity), as these issues tend to be less susceptible to interest rate hikes. Furthermore, we used U.S. Treasury futures, which are exchange-traded contracts that may be used for hedging purposes, to help reduce fluctuations in the net asset value of the Fund in the event of rising interest rates. We plan to adhere to these strategies over the foreseeable future and have maintained some cash on the sidelines to invest when higher-yielding opportunities present themselves.

In terms of our securities selection, we will continue to target higher-rated essential service revenue bonds, such as water and sewer and transportation issues. We have tended to avoid uninsured hospital issues but have invested in them where we perceived value on a risk/reward basis. We invested in a diversified array of sectors where we perceived relative values, rather than focus on specific sectors.

Although many municipalities have been faced with budgetary challenges due to weaker tax receipts, when choosing municipal bond investment candidates, we focused on searching for bonds issued by municipalities that we feel are prudently balancing their budgets for the longer haul. For example, we favor those governments with relatively better credit profiles that are reducing their expenses to meet their revenue streams rather than those that are merely issuing additional debt to raise cash as part of short-term budgetary solutions. Although we anticipate the economy will improve, we intend to continue focusing on higher-rated issues, which are more liquid than lower-rated, higher-yielding issues.

Competitive Yields
Given that the prices of Treasuries have rallied considerably during the past two years, the yields on many municipal bonds are hovering at very competitive levels versus those on Treasuries. However, because the interest paid by municipal bonds is exempt from federal income taxes, we believe they are a particularly favorable alternative to Treasuries on an after-tax basis. Even on a pre-tax basis, however, the average yields on 10-year investment-grade municipal bonds were hovering at historically high levels exceeding 95% of those on Treasuries with comparable maturities, as of the period's close. Furthermore, if interest rates were to rise, investment-grade municipals may prove more resilient than Treasuries given that municipal bond prices have not risen as much during the period.

Especially in these uncertain times, having a portfolio manager who actively monitors economic activity and navigates a portfolio within a changing environment can be a critical added advantage. We believe that our experience in managing assets in all market environments enables us to more effectively manage your money.

3 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

Thank you for entrusting us with your investment. We look forward to continuing to help you meet your investment objectives.

Sincerely,

                     /s/ Joseph P. Deane
                     Joseph P. Deane
                     Vice President and Investment Officer

March 14, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 9 through 27 for a list and percentage breakdown of the Fund's holdings.

--------
  /i/The Lehman Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
 /ii/Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's
     Investors Service and AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
/iii/The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

4 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES



                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain     Total
Year Ended             of Year  of Year Dividends Distributions Return/(1)+/
----------------------------------------------------------------------------
2/28/03                $15.68   $15.42    $0.74       $0.00        3.11%
----------------------------------------------------------------------------
2/28/02                 15.52    15.68     0.77        0.00        6.17
----------------------------------------------------------------------------
Inception* -- 2/28/01   15.10    15.52     0.39        0.00        5.42++
----------------------------------------------------------------------------
Total                                     $1.90       $0.00
----------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

            Net Asset Value
           -----------------
           Beginning   End    Income   Capital Gain      Total
Year Ended  of Year  of Year Dividends Distributions  Returns/(1)+/
-------------------------------------------------------------------
 2/28/03    $15.71   $15.47    $0.74       $0.00          3.21%
-------------------------------------------------------------------
 2/28/02     15.52    15.71     0.76        0.00          6.29
-------------------------------------------------------------------
 2/28/01     14.16    15.52     0.76        0.00         15.33
-------------------------------------------------------------------
 2/29/00     15.93    14.16     0.73        0.00         (6.62)
-------------------------------------------------------------------
 2/28/99     16.19    15.93     0.79        0.11          4.07
-------------------------------------------------------------------
 2/28/98     15.61    16.19     0.79        0.48         12.30
-------------------------------------------------------------------
 2/28/97     16.20    15.61     0.91        0.38          4.51
-------------------------------------------------------------------
 2/29/96     15.47    16.20     0.90        0.08         11.34
-------------------------------------------------------------------
 2/28/95     16.13    15.47     0.95        0.29          4.11
-------------------------------------------------------------------
 2/28/94     16.71    16.13     0.88        0.90          7.41
-------------------------------------------------------------------
 Total                         $8.21       $2.24
-------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

            Net Asset Value
           -----------------
           Beginning   End    Income   Capital Gain      Total
Year Ended  of Year  of Year Dividends Distributions  Returns/(1)+/
-------------------------------------------------------------------
 2/28/03    $15.72   $15.48    $0.65       $0.00          2.66%
-------------------------------------------------------------------
 2/28/02     15.53    15.72     0.68        0.00          5.72
-------------------------------------------------------------------
 2/28/01     14.16    15.53     0.68        0.00         14.75
-------------------------------------------------------------------
 2/29/00     15.92    14.16     0.65        0.00         (7.08)
-------------------------------------------------------------------
 2/28/99     16.19    15.92     0.71        0.11          3.48
-------------------------------------------------------------------
 2/28/98     15.60    16.19     0.71        0.48         11.81
-------------------------------------------------------------------
 2/28/97     16.20    15.60     0.83        0.38          3.92
-------------------------------------------------------------------
 2/29/96     15.47    16.20     0.82        0.08         10.78
-------------------------------------------------------------------
 2/28/95     16.13    15.47     0.86        0.29          3.54
-------------------------------------------------------------------
 2/28/94     16.71    16.13     0.80        0.90          6.86
-------------------------------------------------------------------
 Total                         $7.39       $2.24
-------------------------------------------------------------------


5 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES



                        Net Asset Value
                       -----------------
                       Beginning   End    Income   Capital Gain      Total
 Year Ended             of Year  of Year Dividends Distributions  Returns/(1)+/
 ------------------------------------------------------------------------------
 2/28/03                $15.71   $15.47    $0.65       $0.00          2.62%
 ------------------------------------------------------------------------------
 2/28/02                 15.52    15.71     0.67        0.00          5.68
 ------------------------------------------------------------------------------
 2/28/01                 14.15    15.52     0.67        0.00         14.72
 ------------------------------------------------------------------------------
 2/29/00                 15.92    14.15     0.64        0.00         (7.19)
 ------------------------------------------------------------------------------
 2/28/99                 16.18    15.92     0.70        0.11          3.49
 ------------------------------------------------------------------------------
 2/28/98                 15.60    16.18     0.70        0.48         11.69
 ------------------------------------------------------------------------------
 2/28/97                 16.20    15.60     0.83        0.38          3.88
 ------------------------------------------------------------------------------
 2/29/96                 15.47    16.20     0.82        0.08         10.76
 ------------------------------------------------------------------------------
 Inception* -- 2/28/95   14.30    15.47     0.27        0.29         12.36++
 ------------------------------------------------------------------------------
 Total                                     $5.95       $1.34
 ------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES

                        Net Asset Value
                       -----------------
                       Beginning   End    Income   Capital Gain      Total
 Year Ended             of Year  of Year Dividends Distributions  Returns/(1)+/
 ------------------------------------------------------------------------------
 2/28/03                $15.73   $15.48    $0.76       $0.00          3.32%
 ------------------------------------------------------------------------------
 2/28/02                 15.54    15.73     0.79        0.00          6.47
 ------------------------------------------------------------------------------
 2/28/01                 14.18    15.54     0.79        0.00         15.52
 ------------------------------------------------------------------------------
 2/29/00                 15.95    14.18     0.76        0.00         (6.44)
 ------------------------------------------------------------------------------
 2/28/99                 16.19    15.95     0.82        0.11          4.39
 ------------------------------------------------------------------------------
 2/28/98                 15.60    16.19     0.82        0.48         12.56
 ------------------------------------------------------------------------------
 2/28/97                 16.20    15.60     0.94        0.38          4.59
 ------------------------------------------------------------------------------
 Inception* -- 2/29/96   15.63    16.20     0.85        0.08          9.84++
 ------------------------------------------------------------------------------
 Total                                     $6.53       $1.05
 ------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


6 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                          Without Sales Charges/(1)/
                                    ---------------------------------------
                                    Class 1 Class A Class B Class L Class Y
---------------------------------------------------------------------------
Year Ended 2/28/03                   3.11%   3.21%   2.66%   2.62%   3.32%
--------------------------------------------------------------------------
Five Years Ended 2/28/03              N/A    4.22    3.67    3.63    4.42
--------------------------------------------------------------------------
Ten Years Ended 2/28/03               N/A    6.03    5.48     N/A     N/A
--------------------------------------------------------------------------
Inception* through 2/28/03           5.99    9.53    6.40    6.79    6.17
--------------------------------------------------------------------------

                                             With Sales Charges/(2)/
                                    ------------------------------------------
                                    Class 1  Class A  Class B  Class L Class Y
------------------------------------------------------------------------------
Year Ended 2/28/03                   (1.78)%  (0.89)%  (1.77)%  0.61%   3.32%
-----------------------------------------------------------------------------
Five Years Ended 2/28/03               N/A     3.38     3.50    3.42    4.42
-----------------------------------------------------------------------------
Ten Years Ended 2/28/03                N/A     5.60     5.48     N/A     N/A
-----------------------------------------------------------------------------
Inception* through 2/28/03            3.92     9.32     6.40    6.66    6.17
-----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                             Without Sales Charges/(1)/
-----------------------------------------------------------------------
Class 1 (Inception* through 2/28/03)                   15.41%
---------------------------------------------------------------------
Class A (2/28/93 through 2/28/03)                      79.61
---------------------------------------------------------------------
Class B (2/28/93 through 2/28/03)                      70.48
---------------------------------------------------------------------
Class L (Inception* through 2/28/03)                   72.55
---------------------------------------------------------------------
Class Y (Inception* through 2/28/03)                   60.52
---------------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995,
   respectively.



7 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SMITH BARNEY MANAGED MUNICIPALS FUND INC. AT A GLANCE (UNAUDITED)

Value of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper General Municipal Debt Funds Average+
--------------------------------------------------------------------------------
                        February 1993 -- February 2003

                                    [CHART]

             Smith Barney
          Managed Municipals   Lehman Brothers   Lipper General
             Funds Inc. --      Municipal Bond   Municipal Debt
            Class A Shares        Fund Index      Funds Average
          ------------------   ---------------   --------------
Feb 1993        $ 9,598            $10,000          $10,000
Feb 1994         10,307             10,554           10,528
Feb 1995         10,729             10,753           10,597
Feb 1996         11,946             11,940           11,641
Feb 1997         12,484             12,598           12,162
Feb 1998         14,020             13,750           13,264
Feb 1999         14,591             14,474           14,086
Feb 2000         13,626             14,173           13,184
Feb 2001         15,714             15,921           14,698
Feb 2002         16,703             17,010           15,530
Feb 2003         17,239             18,314           16,522
+Hypothetical illustration of $10,000 invested in Class A shares on February
 28, 1993, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 2003. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General Municipal Debt Funds Average is composed of an average of the Fund's peer group of 291 mutual funds investing in municipal securities as of February 28, 2003. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                          TOP TEN STATES REPRESENTED*


        [CHART]

California         10.6%
Colorado            4.1%
Florida             4.9%
Illinois            3.4%
Massachusetts       5.3%
Michigan            6.5%
New Jersey          7.9%
New York            7.2%
Ohio                8.0%
South Carolina      6.7%


                              INDUSTRY BREAKDOWN*


              [CHART]

Utilities                    5.6%
Miscellaneous               12.3%
Other Municipal Bonds       12.1%
Cogeneration Facility        4.0%
Education                   14.2%
General Obligation          14.3%
Hospital                    10.1%
Pollution Control Revenue    3.9%
Tobacco                      6.8%
Transportation              16.7%

*As a percentage of total investments. Please note that Fund holdings are as of February 28, 2003 and are subject to change.

8 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS                                       FEBRUARY 28, 2003



   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Alabama -- 0.7%
                      Huntsville, AL Solid Waste Disposal Authority & Resource
                        Recovery Revenue, MBIA-Insured:
$ 4,940,000 AAA         5.500% due 10/1/13 (b)                                     $ 5,372,744
  8,880,000 AAA         5.500% due 10/1/14 (b)                                       9,591,998
  4,000,000 Aaa*      Southeast, AL Gas District System Revenue, Series A,
                        AMBAC-Insured, 5.625% due 6/1/25                             4,299,240
---------------------------------------------------------------------------------------------
                                                                                    19,263,982
---------------------------------------------------------------------------------------------
Alaska -- 0.4%
  9,850,000 AA+       Valdez, AK Marine Terminal Revenue, (British Petroleum
                        Pipeline Project), Series A, 5.850% due 8/1/25              10,088,567
---------------------------------------------------------------------------------------------
Arizona -- 2.7%
  4,000,000 Aaa*      Arizona Tourism & Sports Authority Tax Revenue,
                        Multi-Purpose Stadium Facility, Series A, MBIA-Insured,
                        5.000% due 7/1/31                                            4,080,600
 12,170,000 BBB-      Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                        5.450% due 6/1/09                                           11,886,439
                      Maricopa County, AZ IDA, Multi-Family Housing
                        Revenue: Bay Club at Mesa Cove Project, Series A,
                        MBIA-Insured:
  1,500,000 Aaa*         5.700% due 9/1/20                                           1,587,855
  2,000,000 Aaa*         5.800% due 9/1/35                                           2,110,420
    400,000 A           Laguna Point Apartments Project, 6.500% due 7/1/09             420,000
  3,500,000 AAA         Series A, (Pre-Refunded -- Escrowed with U.S. government
                         securities to 10/1/05 Call @ 102), 6.500% due 10/1/25       4,032,420
 14,000,000 AAA       Mesa, AZ IDA, Discovery Health Systems Revenue, Series A,
                        MBIA-Insured, 5.625% due 1/1/19                             15,277,360
                      Phoenix, AZ Civic Improvement Corp.:
                        Airport Revenue, Jr. Lien, FGIC-Insured:
  2,500,000 AAA          5.250% due 7/1/21 (b)                                       2,548,150
 11,000,000 AAA          5.375% due 7/1/29 (b)                                      11,170,500
  2,500,000 AA+         Excise Tax Revenue, (Municipal Courthouse Project), Sr.
                         Lien, Series A, 5.250% due 7/1/24                           2,606,200
  2,900,000 AAA         Water System Revenue, Jr. Lien, FGIC-Insured, 5.000% due
                         7/1/26                                                      2,962,669
                      Salt River Project, AZ Agricultural Improvement & Power
                        District, Electric System Revenue:
  3,375,000 AA          Series A, 5.000% due 1/1/23                                  3,483,203
 11,000,000 AA          Series B, 5.000% due 1/1/31                                 11,213,180
    225,000 NR        Scottsdale, AZ IDA Revenue, Westminster Village Inc., First
                        Mortgage, Series A, 8.250% due 6/1/15                          236,993
                      University of Arizona COP, Series A, AMBAC-Insured:
  1,525,000 AAA         5.000% due 6/1/19                                            1,610,354
    725,000 AAA         5.000% due 6/1/20                                              759,365
---------------------------------------------------------------------------------------------
                                                                                    75,985,708
---------------------------------------------------------------------------------------------
Arkansas -- 0.2%
  4,345,000 Aaa*      Little Rock, AR School District GO, Series B, FSA-Insured,
                        5.500% due 2/1/30                                            4,552,952
---------------------------------------------------------------------------------------------
California -- 10.6%
  2,080,000 NR        Apple Valley, CA Unified School District COP, 5.900% due
                        9/1/11                                                       2,161,286
  4,180,000 AAA       Brea, CA Redevelopment Agency, Tax Allocation,
                        (Redevelopment Project, Area AB), Series A,
                        AMBAC-Insured, 5.000% due 8/1/23                             4,335,412
  3,000,000 Ba1*      California Educational Facilities Authority Revenue,
                        (Pooled College & University Projects), Series A, 5.625%
                        due 7/1/23                                                   2,736,120
  4,000,000 A+        California Health Facilities Finance Authority Revenue,
                        Sutter Health, Series A, 6.250% due 8/15/35                  4,342,960
  4,875,000 AAA       California State Department of Veteran Affairs, Home
                        Purchase Revenue, Series A, AMBAC-Insured, 5.300% due
                        12/1/21                                                      5,130,450


                      See Notes to Financial Statements.

9 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
----------------------------------------------------------------------------------------------
California -- 10.6% (continued)
                      California State Department of Water Resources: Power
                        Supply Revenue, Series A:
$10,000,000 A3*          5.125% due 5/1/18                                         $10,413,300
  5,090,000 A3*          5.125% due 5/1/19                                           5,266,928
  3,155,000 A3*          5.250% due 5/1/20                                           3,275,584
  5,000,000 A3*          5.375% due 5/1/21                                           5,208,200
  5,000,000 A3*          5.375% due 5/1/22                                           5,188,300
  3,730,000 AAA         Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24     3,866,630
 21,000,000 AAA       California State Public Works Board, Lease Revenue,
                        Department of Corrections, Ten Administrative Segregation
                        Housing Units, Class A, AMBAC-Insured, 5.000% due 3/1/27
                        (c)                                                         21,380,310
 16,260,000 AAA       Castaic Lake Water Agency COP, Series A, MBIA-Insured,
                        5.250% due 8/1/23 (c)                                       17,194,950
  7,500,000 AAA       City of San Jose Financing Authority, Lease Revenue, (Civic
                        Center Project), Series B, AMBAC-Insured, 5.000% due
                        6/1/32                                                       7,638,375
  5,000,000 AAA       Contra Costa County, CA Multi-Family Housing Revenue,
                        (Crescent Park Apartments Project), Series B,
                        GNMA-Collateralized, 7.800% due 6/20/34                      5,359,000
 15,215,000 AAA       Corona, CA Redevelopment Agency, Tax Allocation,
                        (Redevelopment Project, Area A), Series A, FGIC-Insured,
                        5.500% due 9/1/24 (c)                                       15,939,386
  3,655,000 AAA       Cucamonga County, CA Water District COP, FGIC-Insured,
                        5.125% due 9/1/31                                            3,775,615
  5,000,000 AAA       Fresno County, CA Financing Authority, Solid Waste Revenue,
                        (American Avenue Landfill Project), MBIA-Insured, 5.750%
                        due 5/15/14                                                  5,505,300
                      Golden State Tobacco Securitization Corp., Tobacco
                        Settlement Asset-Backed Bonds, Series 2003A-1:
 50,000,000 A1*          6.750% due 6/1/39 (c)                                      49,392,500
 12,750,000 A1*          6.625% due 6/1/40                                          12,363,548
  3,000,000 AAA       Inglewood, CA Public Financing Authority Revenue, Series A,
                        AMBAC-Insured, 5.250% due 8/1/21                             3,199,140
                      Long Beach, CA Revenue, (Aquarium of the Pacific Project),
                        Series A:
  1,260,000 AAA         Escrowed to maturity with state and local government
                         securities, 5.750% due 7/1/05                               1,331,505
  1,200,000 AAA         Pre-Refunded -- Escrowed with state and local government
                         securities to 7/1/05 Call @ 102, 5.750% due 7/1/06          1,340,892
  9,925,000 AAA       Los Angeles County, CA COP, (Antelope Valley Courthouse),
                        Series A, AMBAC-Insured, 5.250% due 11/1/33                 10,304,234
                      Modesto, CA Irrigation District COP, Capital Improvements,
                        Series A, FSA-Insured:
  1,535,000 AAA         5.000% due 7/1/20                                            1,620,346
  2,210,000 AAA         5.000% due 7/1/21                                            2,318,997
  1,680,000 AAA         5.000% due 7/1/22                                            1,751,081
  5,000,000 Aaa*      Monterey County, CA COP, Master Plan Financing,
                        MBIA-Insured, 5.000% due 8/1/26                              5,109,900
 10,785,000 AAA       Novato, CA Unified School District, FGIC-Insured, 5.000%
                        due 8/1/26                                                  11,044,703
                      Orange County, CA Refunding Recovery, Series A,
                        MBIA-Insured:
  1,000,000 AAA         COP, 6.000% due 7/1/08                                       1,172,270
  1,000,000 AAA         Motor Vehicle Fee Withholding, 6.000% due 6/1/09             1,174,460
  5,000,000 AAA       Pomona, CA Public Financing Authority Revenue, (Merged
                        Redevelopment Project), Series AD, MBIA-Insured, 5.000%
                        due 2/1/27                                                   5,097,900
                      Rancho Cucamonga, CA Redevelopment Agency, Tax
                        Allocation, (Rancho Redevelopment Project), MBIA-Insured:
  5,000,000 AAA          5.125% due 9/1/30                                           5,154,350
  1,000,000 AAA          Housing Set-Aside, 5.250% due 9/1/26                        1,051,710
  2,025,000 AA-       Sacramento, CA City Financing Authority Revenue, Capital
                        Improvement, 5.600% due 6/1/25                               2,174,546
  6,390,000 AAA       Sacramento County, CA Sanitation District, Financing
                        Authority Revenue, AMBAC-Insured, 5.000% due 12/1/27         6,519,270

                      See Notes to Financial Statements.

     10 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
California -- 10.6% (continued)
                      San Francisco, CA City & County Airports Commission,
                        International Airports Revenue, 2nd Series 27B,
                        FGIC-Insured:
$ 5,345,000 AAA          5.000% due 5/1/22                                         $  5,547,629
 16,675,000 AAA          5.125% due 5/1/26                                           17,229,277
                      San Francisco, CA City & County COP, San Bruno Jail No. 3,
                        AMBAC-Insured:
  3,000,000 AAA         5.250% due 10/1/20                                            3,222,750
  5,000,000 AAA         5.250% due 10/1/26                                            5,261,150
                      San Jose, CA Unified School District, Santa Clara County,
                        Series D, FSA-Insured:
  4,580,000 Aaa*        5.000% due 8/1/21                                             4,803,962
  3,000,000 Aaa*        5.125% due 8/1/25                                             3,106,530
  5,500,000 AAA       Santa Clara County, CA Financing Authority, Lease Revenue,
                        (VMC Facility Replacement Project), Series A,
                        AMBAC-Insured, 6.750% due 11/15/20                            6,138,110
  1,515,000 AAA       Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                        Series A, GNMA-Collateralized, 6.150% due 4/20/16             1,602,900
----------------------------------------------------------------------------------------------
                                                                                    297,751,766
----------------------------------------------------------------------------------------------
Colorado -- 4.1%
                      Arapahoe County, CO Capital Improvement Trust Fund, Highway
                        Revenue, Series E, Remarketed 8/31/95:
  7,000,000 AAA          Pre-Refunded -- Escrowed with U.S. government securities
                           to 8/31/05 Call @ 20.863, zero coupon due 8/31/26          1,410,920
 18,000,000 AAA          Pre-Refunded -- Escrowed with U.S. government securities
                           to 8/31/05 Call @ 103, 7.000% due 8/31/26 (c)             21,056,940
    255,000 AAA       Arvada, CO Sales & Use Tax Revenue, Unrefunded Balance,
                        FGIC-Insured, 6.250% due 12/1/12                                255,691
  1,000,000 A-        Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                 1,069,340
                      Colorado Educational & Cultural Facilities Authority
                        Revenue Refunding and Improvement, (University of Denver
                        Project), AMBAC-Insured:
  2,815,000 AAA          5.250% due 3/1/18                                            3,031,642
  5,810,000 AAA          5.300% due 3/1/19                                            6,235,815
  3,245,000 AAA          5.500% due 3/1/21                                            3,505,930
 12,500,000 A         Colorado Health Facilities Authority Revenue, Series B,
                        Remarketed 7/8/98, 5.350% due 8/1/15 (c)                     12,960,625
 26,500,000 A         Denver, CO City & County Airport Revenue, Series A, 14.000%
                        due 11/15/08 (b)(c)                                          39,889,390
                      Denver, CO City & County COP, Series B, AMBAC-Insured:
  6,655,000 AAA         5.750% due 12/1/17                                            7,605,866
  7,420,000 AAA         5.500% due 12/1/21                                            8,053,742
  4,000,000 AAA         5.500% due 12/1/25                                            4,265,240
    400,000 NR        Edgewater, CO Redevelopment Authority Tax Increment
                        Revenue, (Pre-Refunded -- Escrowed
                        with U.S. government securities to 12/1/03 Call @ 101),
                         6.750% due 12/1/08 (d)                                         420,700
  2,000,000 AAA       Golden, CO Sales & Use Tax Revenue, Series B,
                        AMBAC-Insured, 5.100% due 12/1/20                             2,103,500
  1,000,000 AAA       Highlands Ranch, CO Metropolitan District No. 2,
                        FSA-Insured, 6.500% due 6/15/10                               1,216,300
  2,500,000 A3*       University of Colorado, Hospital Authority Revenue, Series
                        A, 5.600% due 11/15/21                                        2,579,600
----------------------------------------------------------------------------------------------
                                                                                    115,661,241
----------------------------------------------------------------------------------------------
Connecticut -- 2.2%
 15,000,000 AAA       Connecticut State Health & Educational Facilities Authority
                        Revenue, Yale University, Series W, 5.125% due 7/1/27 (c)    15,402,000
                      Mashantucket Western Pequot Tribe, CT Special Revenue:
                        Series A:
  4,000,000 Baa3*        5.500% due 9/1/28 (e)                                        3,994,520
    495,000 AAA          Pre-Refunded -- Escrowed to maturity with U.S.
                           government securities, 6.500% due 9/1/05 (e)                 559,271

                      See Notes to Financial Statements.


     11 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
Connecticut -- 2.2% (continued)
                        Series B:
$ 1,000,000 Baa3*        5.550% due 9/1/08 (e)                                       $  1,102,910
  2,000,000 Baa3*        5.700% due 9/1/12 (e)                                          2,120,080
  6,500,000 Baa3*        5.750% due 9/1/18 (e)                                          6,772,545
                      South Central, CT Regional Water Authority, Water System
                        Revenue, 16th Series, AMBAC-Insured:
  2,715,000 AAA          5.375% due 8/1/25                                              2,845,890
  7,920,000 AAA          5.375% due 8/1/30                                              8,242,661
                      University of Connecticut GO, Series A:
  3,905,000 AA          5.000% due 4/1/20                                               4,114,425
  4,500,000 AA          5.000% due 4/1/21                                               4,706,865
                      Waterbury, CT GO, Series A, FSA-Insured:
  3,435,000 AAA         5.000% due 4/1/18                                               3,667,137
  1,925,000 AAA         5.000% due 4/1/19                                               2,037,151
  2,500,000 AAA         5.000% due 4/1/20                                               2,626,400
  2,000,000 AAA         5.000% due 4/1/21                                               2,091,940
  1,225,000 AAA         5.125% due 4/1/22                                               1,286,128
----------------------------------------------------------------------------------------------
                                                                                       61,569,923
----------------------------------------------------------------------------------------------
Delaware -- 0.0%
    250,000 Aaa*      Delaware State EDA Revenue, Osteopathic Hospital
                        Association, Series A, (Escrowed to maturity with U.S.
                        government securities), 6.750% due 1/1/13                         309,960
----------------------------------------------------------------------------------------------
District of Columbia -- 0.7%
  1,125,000 AAA       District of Columbia GO, Series A, MBIA-Insured, 5.000% due
                        6/1/15                                                          1,193,895
                      District of Columbia Revenue:
  3,000,000 AAA         American Association for the Advancement of Science
                         Revenue, AMBAC-Insured, 5.250% due 1/1/16                      3,245,430
                        Georgetown University, MBIA-Insured, Converted 5/1/98:
  3,900,000 AAA          Series D, 5.350% due 4/1/16                                    4,239,417
                         Series E:
  3,700,000 AAA            5.350% due 4/1/17                                            4,022,011
  5,300,000 AAA            5.350% due 4/1/18                                            5,761,259
----------------------------------------------------------------------------------------------
                                                                                       18,462,012
----------------------------------------------------------------------------------------------
Florida -- 4.9%
                      Boynton Beach, FL Multi-Family Housing Revenue, Clipper
                        Cove Apartments:
    750,000 A+          6.350% due 7/1/16                                                 861,113
  1,325,000 A+          6.400% due 7/1/21                                               1,523,114
                      Broward County, FL GO:
  1,500,000 AA+         12.500% due 1/1/04                                              1,638,990
  1,750,000 AA+         12.500% due 1/1/05                                              2,099,265
  2,000,000 AA+         12.500% due 1/1/06                                              2,584,880
  6,435,000 A3*       Capital Trust Agency, FL Multi-Family Housing Revenue,
                        (River Bend Apartments Project), Series A, 5.625% due
                        10/1/34                                                         6,322,774
  2,000,000 AAA       Clay County, FL School Board COP, (Master Lease Program),
                        MBIA-Insured, 5.750% due 7/1/22                                 2,232,400
                      Florida State Board of Education GO, Public Education,
                        Capital Outlay, Series A:
  4,010,000 AA+         5.125% due 6/1/21                                               4,206,009
 15,965,000 AA+         5.250% due 6/1/24 (c)                                          16,713,439
  5,000,000 AAA       Jacksonville, FL Excise Taxes Revenue, Series B,
                        FGIC-Insured, 5.125% due 10/1/32                                5,127,200
  5,100,000 AAA       Lakeland, FL Electric & Water Revenue, Series A,
                        MBIA-Insured, 5.000% due 10/1/18                                5,391,924


                      See Notes to Financial Statements.



     12 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Florida -- 4.9% (continued)
$ 4,095,000 AAA       Lee County, FL Transportation Facilities, Series A,
                        AMBAC-Insured, 5.500% due 10/1/17                          $  4,555,769
                      Martin County, FL IDA, IDR, (Indiantown Cogeneration
                        Project):
 13,500,000 BBB-        Series A, 7.875% due 12/15/25 (b)                            14,071,320
  6,010,000 BBB-        Series B, 8.050% due 12/15/25 (b)                             6,281,712
  1,000,000 A2*       Martin County, FL Special Assessment Revenue, Tropical
                        Farms Water, 6.100% due 11/1/15                               1,062,200
                      Orange County, FL School Board COP:
 25,250,000 Aaa*        AMBAC-Insured, 5.500% due 8/1/25 (c)                         26,807,925
 18,500,000 Aaa*        Series A, MBIA-Insured, 5.250% due 8/1/23 (c)                19,388,555
  4,500,000 AAA       Orange County, FL Tourist Development Tax Revenue,
                        AMBAC-Insured, 5.125% due 10/1/25                             4,639,770
  2,740,000 Aa1*      Orlando, FL Utilities Commission, Water & Electric Revenue,
                        5.000% due 10/1/23                                            2,817,597
  2,070,000 AAA       Palm Beach County, FL Public Improvement Revenue,
                        (Convention Center Project), FGIC-Insured, 5.125% due
                        11/1/20                                                       2,189,149
  5,000,000 AAA       Polk County, FL School Board COP, (Master Lease Program),
                        Series A, FSA-Insured, 5.000% due 1/1/26                      5,092,500
  2,000,000 AAA       St. Lucie West Services District, FL Special Assessment
                        Revenue, Port St. Lucie, Sr. Lien, Water Management
                        Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25            2,094,380
  1,100,000 AAA       Village Center Community Development District, FL
                        Recreational Revenue, Series A, MBIA-Insured, 5.200% due
                        11/1/25                                                       1,143,956
----------------------------------------------------------------------------------------------
                                                                                    138,845,941
----------------------------------------------------------------------------------------------
Georgia -- 1.3%
 16,425,000 AAA       Atlanta, GA Water & Wastewater Revenue, Series A,
                        MBIA-Insured, 5.000% due 11/1/33 (c)                         16,725,906
  2,000,000 AAA       Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due
                        10/1/26                                                       2,089,720
                      Georgia Private Colleges & Universities Authority Revenue,
                        (Mercer University Project):
  9,785,000 Baa1*       5.750% due 10/1/31                                           10,439,519
  2,000,000 Baa1*       Series A, 5.250% due 10/1/20                                  2,058,320
    500,000 A-1+      Macon-Bibb County, GA Hospital Authority, Revenue
                        Anticipation Certificates, (Central Georgia Senior
                        Health, Inc. -- Carlyle Place Project), 1.150% due 5/1/30
                        (f)                                                             500,000
  3,500,000 BBB-      Savannah, GA EDA Revenue, (College of Art & Design Inc.
                        Project), 6.900% due 10/1/29                                  3,787,770
----------------------------------------------------------------------------------------------
                                                                                     35,601,235
----------------------------------------------------------------------------------------------
Hawaii -- 1.0%
  2,500,000 AAA       Hawaii State Airports System Revenue, Series A,
                        FGIC-Insured, 5.750% due 7/1/21                               2,715,875
                      Hawaii State Department of Budget & Finance, Special
                        Purpose Revenue, Kasier Permanente, Series A:
 15,545,000 A            5.100% due 3/1/14 (c)                                       16,017,723
  4,000,000 A            5.150% due 3/1/15                                            4,078,680
  3,850,000 AAA       Honolulu, HI City & County GO, Series A, FSA-Insured,
                        5.250% due 9/1/24                                             4,013,202
----------------------------------------------------------------------------------------------
                                                                                     26,825,480
----------------------------------------------------------------------------------------------
Illinois -- 3.4%
    500,000 Aaa*      Chicago, IL Metropolitan Water Reclamation District,
                        Greater Chicago, Capital Improvement Bonds, (Escrowed to
                        maturity with state and local government
                        securities), 7.000% due 1/1/11                                  614,540
 50,185,000 AAA       Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured,
                        5.500% due 1/1/31 (c)                                        53,132,867
  3,585,000 AAA       Chicago, IL Wastewater Transmission Revenue, Second Lien,
                        MBIA-Insured, 5.750% due 1/1/25                               3,922,779
    500,000 AAA       Cook County, IL Community College District No. 508 Chicago
                        COP, FGIC-Insured, 8.750% due 1/1/07                            618,365
    250,000 NR        Crestwood, IL Tax Increment Revenue, (Pre-Refunded with
                        cash to 12/1/03 Call @ 101), 7.250% due 12/1/08                 263,758


                      See Notes to Financial Statements.



     13 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Illinois -- 3.4% (continued)
                      Illinois Health Facilities Authority Revenue:
$ 7,000,000 AAA         Ingalls Health System Project, MBIA-Insured, 6.250% due
                         5/15/24                                                   $  7,485,940
                        Series A, MBIA-Insured:
     15,000 AAA          Refunded -- Escrowed to maturity with U.S. government
                           securities to various call dates, 7.900% due 8/15/03          15,458
     29,000 AAA          Unrefunded Balance, 7.900% due 8/15/03                          29,174
                      Illinois State GO, First Series:
                        FGIC-Insured:
  4,000,000 AAA          5.125% due 2/1/22                                            4,157,800
  8,375,000 AAA          5.125% due 2/1/27                                            8,588,311
 10,000,000 AAA         MBIA-Insured, 5.625% due 6/1/25                              10,586,400
  2,750,000 AAA       Illinois State Partnership COP, Department of Central
                        Management Services, MBIA-Insured, 5.650% due 7/1/17          3,033,113
  3,430,000 AAA       University of Illinois Revenue Bonds, Auxiliary Facilities
                        Systems, Series A, MBIA-Insured, 5.750% due 4/1/19            4,037,968
----------------------------------------------------------------------------------------------
                                                                                     96,486,473
----------------------------------------------------------------------------------------------
Indiana -- 2.0%
     84,000 NR        Carmel, IN Retirement Rental Housing Revenue Refunding,
                        (Beverly Enterprises-Indiana, Inc. Project), 8.750% due
                        12/1/08                                                          87,713
 36,625,000 BBB+      Indiana Development Finance Authority, Variable Rate
                        Environmental Improvement Revenue Bonds, (USX Corp.
                        Project), 5.250% due 12/1/22 (c)                             37,281,320
  2,500,000 A3*       Petersburg, IN PCR Refunding, (Indianapolis Power & Light
                        Co. Project), 6.625% due 12/1/24                              2,565,625
 15,000,000 AAA       Rockport, IN PCR Refunding, (Indiana Michigan Power Co.
                        Project), Series A, AMBAC-Insured, 6.550% due 6/1/25         16,787,550
----------------------------------------------------------------------------------------------
                                                                                     56,722,208
----------------------------------------------------------------------------------------------
Kansas -- 0.3%
  2,725,000 AAA       Johnson County, KS Unified School District No. 231
                        Refunding & Improvement, Series A, FSA-Insured, 5.000%
                        due 10/1/18                                                   2,870,951
  2,575,000 Aaa*      Kansas State Development Finance Authority Revenue, Public
                        Water Supply Revolving Loan, Series 2, AMBAC-Insured,
                        5.625% due 4/1/23                                             2,781,335
  2,000,000 Aaa*      Wyandotte County, KS School District No. 204 GO, Refunding
                        & Improvement, (Bonner Springs), Series A, FSA-Insured,
                        5.600% due 9/1/20                                             2,182,340
----------------------------------------------------------------------------------------------
                                                                                      7,834,626
----------------------------------------------------------------------------------------------
Kentucky -- 0.2%
                      Kentucky Infrastructure Authority, Series A:
  1,200,000 AA-         5.000% due 6/1/19                                             1,262,784
  1,250,000 AA-         5.000% due 6/1/20                                             1,310,963
  1,835,000 AAA       Kentucky State Property & Buildings Commission Revenues,
                        (Project No. 66), Series A, MBIA-Insured, 5.700% due
                        5/1/17                                                        2,072,394
----------------------------------------------------------------------------------------------
                                                                                      4,646,141
----------------------------------------------------------------------------------------------
Louisiana -- 0.1%
  1,000,000 AAA       Board of Commissioners of The Port of New Orleans, Port
                        Facility Revenue Bonds, FGIC-Insured, 4.900% due 4/1/22
                        (b)                                                           1,023,120
  1,500,000 A         St. Charles Parish, LA PCR Refunding, (Union Carbide Corp.
                        Project), 5.100% due 1/1/12                                   1,455,615
----------------------------------------------------------------------------------------------
                                                                                      2,478,735
----------------------------------------------------------------------------------------------
Maine -- 0.1%
  3,385,000 AAA       University of Maine System Revenue, Series A,
                        AMBAC-Insured, 5.500% due 3/1/30                              3,558,651
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


     14 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
Maryland -- 1.5%
$ 1,300,000 A3*       Anne Arundel County, MD Economic Development Revenue,
                        (Community College Project), 5.250% due 9/1/28               $  1,334,996
  2,000,000 AAA       Baltimore County, MD Mortgage Revenue Refunding,
                        (Northbrooke Apartments Project), Series A,
                        GNMA-Collateralized, 6.350% due 1/20/21                         2,089,200
  1,375,000 AAA       Charles County, MD County Commissioners Mortgage Revenue
                        Refunding, (Holly Station IV Project), Series A,
                        FHA-Insured, 6.450% due 5/1/26                                  1,430,399
  5,425,000 A3*       Maryland State Health & Higher Education Facilities
                        Authority Revenue, Frederick Memorial Hospital, 5.000%
                        due 7/1/27                                                      5,409,485
                      Maryland State Transportation Authority, Parking Revenue,
                        (Baltimore/Washington International Airport Projects),
                        Series A, AMBAC-Insured:
  2,710,000 AAA          5.000% due 3/1/22                                              2,812,140
 12,500,000 AAA          5.000% due 3/1/27                                             12,818,875
                      Montgomery County, MD Housing Opportunities Commission
                        Revenue, Series A:
  2,725,000 A2*         5.550% due 11/1/22                                              2,848,088
 12,980,000 A2*         5.650% due 11/1/33                                             13,505,690
-----------------------------------------------------------------------------------------------
                                                                                       42,248,873
-----------------------------------------------------------------------------------------------
Massachusetts -- 5.3%
  6,000,000 Baa3*     City of Boston, MA Industrial Development Financing
                        Authority, Sr. Revenue Bonds, (Crosstown Center Project),
                        6.500% due 9/1/35                                               5,967,780
  2,200,000 AAA       Holyoke, MA GO, Municipal Purpose Loan of 1996 Bonds,
                        Series A, FSA-Insured, 5.500% due 6/15/16                       2,374,548
  4,000,000 AAA       Massachusetts Bay Transportation Authority, Sales Tax
                        Revenue, Series A, 5.500% due 7/1/30                            4,201,080
  5,000,000 AAA       Massachusetts State, Special Obligation Revenue,
                        Consolidated Loan, Series A, FGIC-Insured, 5.000% due
                        6/1/21                                                          5,209,950
  2,200,000 A1*       Massachusetts State Development Finance Agency Lease
                        Revenue, (Visual & Performing Arts Project), 6.000% due
                        8/1/21                                                          2,594,680
  1,000,000 Aaa*      Massachusetts State Development Finance Agency Revenue,
                        MBIA-Insured, Merrimack College Issue, 5.000% due 7/1/22        1,035,350
 72,000,000 AA-       Massachusetts State GO, Consolidated Loan of 2002, Series
                        C, 5.250% due 11/1/30 (c)                                      74,870,640
                      Massachusetts State Health and Educational Facilities
                        Authority Revenue:
 15,000,000 AAA         Harvard University, Series FF, 5.000% due 7/15/22              15,590,250
  2,000,000 A           Hebrew Rehabilitation Center for the Aged, Series C,
                         5.250% due 7/1/17                                              2,056,120
  5,000,000 AAA         New England Medical Center Hospital, Series H,
                         FGIC-Insured, 5.000% due 5/15/22                               5,136,900
  3,000,000 AA-         Partners Healthcare Systems, Series B, 5.250% due 7/1/13        3,215,190
                        University of Massachusetts:
  5,030,000 AAA          Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31      5,198,052
  9,000,000 AAA          Series C, MBIA-Insured, 5.250% due 10/1/31                     9,328,590
                         Worcester Campus, Series B, FGIC-Insured:
  1,870,000 AAA            5.125% due 10/1/20                                           1,971,354
  1,350,000 AAA            5.125% due 10/1/21                                           1,415,286
  1,565,000 AAA            5.125% due 10/1/22                                           1,630,495
  1,170,000 AAA            5.125% due 10/1/23                                           1,208,048
  5,000,000 AAA            5.250% due 10/1/31                                           5,167,050
    165,000 AA        Massachusetts State HFA, Housing Revenue, Single Family,
                        Series 31, 6.450% due 12/1/16                                     170,907
-----------------------------------------------------------------------------------------------
                                                                                      148,342,270
-----------------------------------------------------------------------------------------------
Michigan -- 6.5%
  4,000,000 AAA       Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000%
                        due 5/1/22                                                      4,107,200
  2,795,000 AAA       Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured,
                        5.250% due 5/1/23                                               2,889,527


                      See Notes to Financial Statements.



     15 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
Michigan -- 6.5% (continued)
$ 2,000,000 AAA       Detroit, MI Downtown Development Authority, Tax Increment
                        Revenue, (Development Area No. 1 Projects), Series C,
                        (Pre-Refunded -- Escrowed with state and local government
                        securities to 7/1/06 Call @ 102), 6.250% due 7/1/25          $  2,334,040
  3,000,000 AAA       Detroit, MI Water Supply System, Series A, (Pre-Refunded --
                        Escrowed with state and local government securities to
                        1/1/10 Call @ 101), FGIC-Insured, 5.750% due 7/1/26             3,515,700
  3,825,000 AAA       Dundee, MI Community School District, School Building &
                        Site, Q-SBLF-Insured, 5.500% due 5/1/30                         4,025,468
                      East Lansing, MI School District, School Building & Site,
                        Q-SBLF-Insured:
  1,000,000 AAA         5.400% due 5/1/18                                               1,076,650
  2,800,000 AAA         5.450% due 5/1/19                                               3,008,852
  1,900,000 AAA         5.500% due 5/1/21                                               2,024,583
  4,000,000 AAA         5.625% due 5/1/30                                               4,227,320
  4,075,000 AAA       Galesburg-Augusta, MI Community Schools GO,
                        FGIC/Q-SBLF-Insured, 5.375% due 5/1/27                          4,257,845
                      Grand Rapids, MI Water Supply, FGIC-Insured:
  1,000,000 AAA         5.250% due 1/1/17                                               1,079,710
  3,500,000 AAA         5.250% due 1/1/18                                               3,759,560
  1,000,000 AAA       Grand Valley, MI State University Revenue, MBIA-Insured,
                        5.250% due 10/1/17                                              1,075,260
  1,990,000 AAA       Haslett, MI Public School District, (Building & Site),
                        Q-SBLF-Insured, 5.000% due 5/1/22                               2,057,680
  5,530,000 AAA       Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27              5,840,067
                      Michigan State Hospital Finance Authority Revenue:
                        OSF Healthcare Systems:
  5,355,000 A            6.125% due 11/15/19                                            5,647,758
  2,500,000 A            6.250% due 11/15/24                                            2,645,425
 30,000,000 AA-         Trinity Health Credit Group, Series C, 5.375% due 12/1/30
                         (c)                                                           30,509,400
                      Michigan State Strategic Fund, Resource Recovery Limited
                        Obligation Revenue, Central Wayne Energy:
                         Series A:
  8,000,000 NR             6.900% due 7/1/19 (b)(g)                                     2,000,000
  9,000,000 NR             7.000% due 7/1/27 (b)(g)                                     2,250,000
 12,000,000 NR           Series B, 6.800% due 7/1/13 (b)(g)                             3,000,000
                      Midland, MI GO, AMBAC-Insured:
  1,000,000 AAA         5.150% due 5/1/18                                               1,057,500
  1,030,000 AAA         5.200% due 5/1/19                                               1,086,516
  1,340,000 AAA         5.250% due 5/1/21                                               1,410,028
 55,000,000 BB-       Midland County, MI Economic Development Corp., Sub. Limited
                        Obligation, Series A, 6.875% due 7/23/09 (b)(c)                55,743,600
  1,500,000 AAA       Montague, MI Public School District, (Building & Site),
                        Q-SBLF-Insured, 5.000% due 5/1/22                               1,540,200
  3,555,000 AAA       Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due
                        5/1/26                                                          3,757,031
                      Saline, MI Area Schools GO, Series A, Q-SBLF-Insured:
  3,145,000 AAA         5.750% due 5/1/18                                               3,682,638
  5,150,000 AAA         5.375% due 5/1/19                                               5,907,205
  4,305,000 AAA         5.375% due 5/1/21                                               4,937,964
  5,150,000 AAA         5.375% due 5/1/22                                               5,907,205
                      Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
    800,000 AAA         5.400% due 5/1/16                                                 870,608
    825,000 AAA         5.450% due 5/1/17                                                 894,482
    600,000 AAA         5.500% due 5/1/21                                                 639,342
  1,325,000 AAA         5.625% due 5/1/26                                               1,400,300
  2,250,000 AAA       West Bloomfield, MI School District, School Building &
                        Site, MBIA-Insured, 5.125% due 5/1/21                           2,354,355
----------------------------------------------------------------------------------------------
                                                                                      182,521,019
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     16 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Minnesota -- 3.0%
$ 2,750,000 A3*       City of Minneapolis, MN Health Care System Revenue, (Allina
                        Health System), Series A, 6.000% due 11/15/18              $ 2,959,000
  2,500,000 AAA       Dakota County, MN Community Development Agency,
                        Multi-Family Housing Revenue, Southfork Apartments,
                        FNMA-Collateralized, 5.625% due 2/1/26                       2,598,400
                      Eden Prairie, MN Multi-Family Housing Revenue, (Rolling
                        Hills Project), Series A, GNMA-Collateralized:
  1,000,000 A1*          6.150% due 8/20/31                                          1,088,680
  1,000,000 A1*          6.200% due 2/20/43                                          1,087,450
                      Elk River, MN GO, Independent School District No. 728,
                        Series A, MBIA-Insured:
  9,500,000 Aaa*        5.375% due 2/1/20                                           10,263,800
  4,250,000 Aaa*        5.500% due 2/1/21                                            4,618,220
                      Hennepin County, MN Lease Revenue COP:
  2,955,000 AA+         5.000% due 11/15/14                                          3,133,334
  3,105,000 AA+         5.000% due 11/15/15                                          3,280,991
    150,000 NR        Minneapolis, MN Health Care Facilities Revenue, (Ebenezer
                        Society Project), Series A, 7.000% due 7/1/12                  150,392
                      Minneapolis & St. Paul, MN Metropolitan Airports
                        Commission, Airport Revenue, FGIC-Insured:
                        Series A:
 15,720,000 AAA          5.125% due 1/1/25                                          16,235,144
  2,500,000 AAA          5.250% due 1/1/25                                           2,605,575
                        Sub-Series C:
  8,000,000 AAA          5.250% due 1/1/26                                           8,332,480
  7,750,000 AAA          5.250% due 1/1/32                                           8,041,168
                      Minnesota State GO:
  7,400,000 AAA         5.250% due 8/1/18                                            7,926,510
  6,375,000 AAA         5.250% due 8/1/19                                            6,795,176
    500,000 A3*       Minnesota State, Higher Education Facility Authority
                        Revenue, St. John's University, Series 4-L, 5.350% due
                        10/1/17                                                        524,315
                      Rochester, MN Electric Utility Revenue:
  1,210,000 Aa3*        5.100% due 12/1/17                                           1,294,434
  1,270,000 Aa3*        5.125% due 12/1/18                                           1,354,633
  1,335,000 Aa3*        5.200% due 12/1/19                                           1,417,810
  1,405,000 Aa3*        5.250% due 12/1/20                                           1,491,028
---------------------------------------------------------------------------------------------
                                                                                    85,198,540
---------------------------------------------------------------------------------------------
Mississippi -- 0.4%
 10,000,000 AAA       Mississippi Development Bank Special Obligation, (Capital
                        Projects & Equipment Program), Series A, AMBAC-Insured,
                        5.625% due 7/1/31                                           11,235,900
    380,000 NR        Ridgeland, MS Urban Renewal Revenue Refunding, (The Orchard
                        Limited Project), Series A, 7.750% due 12/1/15                 391,936
---------------------------------------------------------------------------------------------
                                                                                    11,627,836
---------------------------------------------------------------------------------------------
Missouri -- 3.0%
 13,000,000 AAA       Bi-State Development Agency of the Missouri-Illinois
                        Metropolitan District, (Metrolink Cross County Extension
                        Project), Mass Transit Sales Tax Appropriation Bonds,
                        Series B, FSA-Insured, 5.000% due 10/1/32 (c)               13,299,780
  1,750,000 AAA       Mehlville, MO School District No. R-9 COP, (Missouri
                        Capital Improvement Projects), FSA-Insured, 5.000% due
                        9/1/19                                                       1,855,823
  2,000,000 Aaa*      Missouri State Environmental Improvement & Energy Resources
                        Authority, Water Pollution Control and Drinking Water
                        Revenue, (State Revolving Funds Programs -- Master
                        Trust), Series B, 5.000% due 7/1/23                          2,067,320


                      See Notes to Financial Statements.



     17 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Missouri -- 3.0% (continued)
                      Missouri State Health & Educational Facilities Authority:
$32,125,000 AA+         Educational Facilities Revenue, Washington University,
                         Series A, 5.000% due 2/15/33                               $ 32,805,729
    500,000 BBB+        Health Facilities Revenue, Lake of the Ozarks General
                         Hospital, 6.000% due 2/15/06                                    539,615
  1,000,000 Aaa*      Poplar Bluff, MO Public Building Corp., Leasehold Revenue,
                        MBIA-Insured, 5.250% due 9/1/22                                1,065,350
  1,615,000 AAA       St. Charles County, MO IDA, Industrial Revenue Refunding,
                        Westchester Village Apartments, Series A,
                        FNMA-Collateralized, 6.050% due 2/1/17                         1,696,751
                      St. Louis, MO Airport Revenue, Series A, MBIA-Insured:
                        Airport Development Program:
  6,420,000 AAA          5.125% due 7/1/22                                             6,619,084
 21,000,000 AAA          5.250% due 7/1/31 (c)                                        21,655,200
  4,000,000 AAA         Capital Improvement Program, 5.000% due 7/1/32                 4,050,280
-----------------------------------------------------------------------------------------------
                                                                                      85,654,932
-----------------------------------------------------------------------------------------------
Montana -- 0.9%
 33,315,000 NR        Montana State Board of Investment Resource Recovery
                        Revenue, (Yellowstone Energy LP Project), 7.000% due
                        12/31/19 (b)(c)                                               25,216,790
-----------------------------------------------------------------------------------------------
Nevada -- 0.1%
  2,000,000 AAA       Clark County, NV IDR Refunding, (Nevada Power Co. Project),
                        Series C, AMBAC/TCRS-Insured, 7.200% due 10/1/22               2,061,500
    340,000 AAA       Truckee Meadows, NV Water Authority, Water Revenue, Series
                        A, FSA-Insured, 5.000% due 7/1/25                                345,532
-----------------------------------------------------------------------------------------------
                                                                                       2,407,032
-----------------------------------------------------------------------------------------------
New Hampshire -- 0.0%
                      New Hampshire Higher Education & Health Facilities
                        Authority Revenue:
    370,000 NR          First Mortgage -- Odd Fellows Home, 9.000% due 6/1/14            395,016
    320,000 BBB-        New London Hospital Association Project, 7.500% due 6/1/05       346,947
-----------------------------------------------------------------------------------------------
                                                                                         741,963
-----------------------------------------------------------------------------------------------
New Jersey -- 7.9%
    870,000 AAA       Essex County, NJ Improvement Authority, Mortgage Revenue
                        Refunding, Hampton Valley Apartments, Series A,
                        MBIA/FHA-Insured, 5.650% due 1/1/15                              890,419
  2,390,000 AAA       Freehold Township Board of Education, MBIA-Insured, State
                        Aid Withholding, 5.000% due 7/15/22                            2,485,911
  9,000,000 BBB       Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002,
                        (Amerada Hess Corp. Project), 5.750% due 9/15/32               9,078,660
                      New Jersey EDA:
    880,000 NR          Economic Development Revenue Refunding, Holt Hauling &
                         Warehousing, Series G, 8.400% due 12/15/15 (g)                  519,200
  2,000,000 NR          First Mortgage Revenue, (The Presbyterian Home at
                         Montgomery Project), Series A, 6.375% due 11/1/31             2,007,640
 30,450,000 Baa1*       PCR Refunding, (PSEG Power LLC Project), 5.000% due
                         3/1/12 (c)                                                   30,471,619
                        Special Facility Revenue, (Continental Airlines Inc.
                         Project):
  3,890,000 B+           5.500% due 4/1/28 (b)                                         2,421,758
 11,030,000 B+           7.000% due 11/15/30 (b)                                       8,053,334
                      New Jersey Health Care Facilities Financing Authority
                        Revenue:
  2,500,000 BB          Rahway Hospital Obligated Group, 5.000% due 7/1/08             2,304,750
                        Robert Wood Johnson University Hospital:
  2,280,000 A+           5.500% due 7/1/14                                             2,475,510
  1,000,000 A+           5.600% due 7/1/15                                             1,082,160
  2,045,000 A+           5.700% due 7/1/20                                             2,174,203


                      See Notes to Financial Statements.



     18 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
New Jersey -- 7.9% (continued)
$ 1,500,000 Baa1*       St. Peter's University Hospital, Series A, 6.875% due
                         7/1/30                                                      $  1,609,710
    900,000 A-1+      New Jersey Sports & Exposition Authority, Series B-1,
                        0.950% due 3/1/21 (f)                                             900,000
    500,000 AAA       New Jersey State Educational Facilities Authority Revenue,
                        Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25        511,240
                      New Jersey State Transportation Trust Fund Authority,
                        Transportation System Revenue, Series B, MBIA-Insured:
  2,000,000 AAA          6.000% due 12/15/19                                            2,410,200
 18,310,000 AAA          5.000% due 12/15/21 (c)                                       19,033,977
  2,200,000 A         South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23            2,244,352
                      Tobacco Settlement Financing Corp., Tobacco Settlement
                        Asset-Backed Bonds:
 96,970,000 A1*         5.750% due 6/1/32 (c)                                          89,511,068
 49,565,000 A1*         6.125% due 6/1/42 (c)                                          43,958,207
-----------------------------------------------------------------------------------------------
                                                                                      224,143,918
-----------------------------------------------------------------------------------------------
New Mexico -- 0.0%
  1,000,000 BB        Farmington, NM PCR Refunding, Southern California Edison
                        Co., Series A, 7.200% due 4/1/21                                  996,920
-----------------------------------------------------------------------------------------------
New York -- 7.2%
                      Metropolitan Transportation Authority of New York:
                        Dedicated Tax Fund, Series A:
                         FGIC-Insured:
  7,000,000 AAA            5.000% due 11/15/21                                          7,264,390
  5,130,000 AAA            5.250% due 11/15/23                                          5,396,452
 10,465,000 AAA            5.875% due 4/1/25                                           12,427,815
 11,895,000 AAA            5.000% due 11/15/31                                         12,061,649
  5,000,000 AAA          FSA-Insured, 5.000% due 11/15/23                               5,150,750
                        State Service Contract Refunding, Series A:
 10,000,000 AA-          5.125% due 1/1/24                                             10,226,200
                         FGIC-Insured:
 15,000,000 AAA            5.000% due 7/1/21                                           15,599,700
  7,500,000 AAA            5.000% due 7/1/22                                            7,753,650
 11,750,000 AAA       Nassau County, NY Nassau Healthcare Corp., Health Systems
                        Revenue, FSA-Insured, 5.500% due 8/1/19                        12,856,145
                      New York, NY GO:
  1,000,000 Aaa*        Series B1, (Pre-Refunded -- Escrowed with U.S. government
                         securities to 8/15/04 Call @ 101), 7.000% due 8/15/16          1,095,680
  2,200,000 A-1+        Sub-Series E5, 1.200% due 8/1/17 (f)                            2,200,000
                      New York City, NY Health & Hospital Corp. Revenue, Series
                        A, FSA-Insured:
  1,680,000 AAA         5.000% due 2/15/20                                              1,742,496
  7,000,000 AAA         5.000% due 2/15/21                                              7,244,790
    350,000 NR        New York City, NY IDA, Civic Facility Revenue, (Marymount
                        Manhattan College Project), (Pre-Refunded -- Escrowed
                        with state and local government securities to 7/1/03 Call
                        @ 102), 7.000% due 7/1/23                                         363,590
                      New York City, NY Municipal Water Financing Authority,
                        Water & Sewer System Revenue,
                        Series B:
  5,000,000 AA           Pre-Refunded -- Escrowed with state and local government
                           securities to 6/15/10 Call @ 101, 6.000% due 6/15/33         6,043,350
  3,000,000 AA           Unrefunded Balance, 6.000% due 6/15/33                         3,550,140
  6,000,000 AAA       New York City, NY Transit Authority, Metropolitan
                        Transportation Authority, Triborough Bridge and Tunnel
                        Authority COP, AMBAC-Insured, 5.875% due 1/1/30                 6,609,300


                      See Notes to Financial Statements.



     19 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
New York -- 7.2% (continued)
$   300,000 A-1+      New York City, NY Transitional Financial Authority, New
                        York City Recovery Bonds, Series 3, Sub-Series 3B, 1.200%
                        due 11/1/22 (f)                                            $    300,000
                      New York State Dormitory Authority:
  5,000,000 AAA         City University System, Consolidated Third General
                         Resolution Revenue, Series 2, MBIA-Insured,
                         (Pre-Refunded -- Escrowed with U.S. government
                         securities to 7/1/04 Call @ 100), 6.250% due 7/1/19          5,343,850
  7,000,000 AAA         Lease Revenue, Court Facilities, City of New York Issue,
                         AMBAC-Insured, 5.750% due 5/15/30                            7,687,120
 10,000,000 AAA         State University Additional Facilities, Series B,
                         FSA-Insured, 5.500% due 5/15/30                             11,744,000
  2,000,000 AA        New York State GO, 12.000% due 11/15/03                         2,150,460
                      New York State Thruway Authority, Highway & Bridge
                        Transportation Fund, Series B-1, FGIC-Insured:
  2,305,000 AAA          5.400% due 4/1/17                                            2,523,906
  2,000,000 AAA          5.500% due 4/1/18                                            2,207,360
  6,595,000 AAA          5.500% due 4/1/19                                            7,728,681
  5,950,000 AAA          5.600% due 4/1/20                                            7,010,588
  3,000,000 AA        New York State Urban Development Corp., State Personal
                        Income Tax Revenue Bonds, State Facilities and Equipment,
                        Series C-1, 5.000% due 3/15/24                                3,042,510
                      The Port Authority of New York and New Jersey:
                        Consolidated Bonds:
 23,720,000 AAA          125th Series, FSA-Insured, 5.000% due 4/15/32 (c)           24,370,640
  6,635,000 AAA          126th Series, FGIC-Insured, 5.125% due 11/15/32 (b)          6,756,221
  1,100,000 A-1+        Special Obligation Revenue, Versatile Structure
                         Obligations, Series 3, 0.850% due 6/1/20 (f)                 1,100,000
  1,000,000 AAA       St. Lawrence County, NY IDA, Civic Facilities Revenue, (St.
                        Lawrence University Project), Series A, MBIA-Insured,
                        5.375% due 7/1/18                                             1,090,040
  3,000,000 AA-       Triborough Bridge & Tunnel Authority of New York, General
                        Purpose Revenue Bonds, Series B, (Pre-Refunded --
                        Escrowed with U.S. government securities to 1/1/22 Call @
                        100), 5.500% due 1/1/30 (d)                                   3,345,450
-----------------------------------------------------------------------------------------------
                                                                                    203,986,923
-----------------------------------------------------------------------------------------------
North Carolina -- 0.9%
  1,500,000 AAA       Charlotte, NC Water & Sewer Systems Revenue, (Pre-Refunded
                        -- Escrowed with state and local government securities to
                        6/1/09 Call @ 101), 5.250% due 6/1/24                         1,724,370
  1,145,000 AAA       Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15           1,290,884
  5,230,000 AAA       Durham County, NC Multi-Family Housing Revenue, Alston
                        Village Apartments,
                        FNMA-Collateralized, 5.650% due 3/1/34 (b)                    5,636,999
                      Greensboro, NC Combined Enterprise System Revenue, Series A:
    515,000 AA-         5.125% due 6/1/20                                               549,103
    250,000 AA-         5.125% due 6/1/21                                               264,400
 14,500,000 AAA       North Carolina State, Public Improvement, Series A,
                        (Pre-Refunded -- Escrowed with U.S. government securities
                        to 3/1/11 Call @ 102), 5.000% due 3/1/18                     16,452,860
-----------------------------------------------------------------------------------------------
                                                                                     25,918,616
-----------------------------------------------------------------------------------------------
North Dakota -- 0.0%
  1,000,000 AAA       Burleigh County, ND Health Care Revenue, Medcenter One
                        Inc., MBIA-Insured, 5.250% due 5/1/13                         1,075,500
-----------------------------------------------------------------------------------------------
Ohio -- 8.0%
                      Akron, Bath and Copley, OH Joint Township Hospital
                        District, Hospital Revenue, (Akron General Medical Center
                        Project), AMBAC-Insured:
 12,230,000 AAA          5.375% due 1/1/17 (c)                                       13,097,718
  1,500,000 AAA          5.375% due 1/1/22                                            1,561,020


                      See Notes to Financial Statements.



     20 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
Ohio -- 8.0% (continued)
$  2,550,000 AAA       Avon Lake, OH City School District, FGIC-Insured, 5.500%
                         due 12/1/26                                                  $  2,730,489
   2,840,000 Aaa*      Brecksville-Broadview Heights, OH City School District,
                         FGIC-Insured, 6.500% due 12/1/16                                3,332,740
                       Canton, OH City School District GO, Variable Purpose,
                         Series A, MBIA-Insured:
   6,000,000 AAA         5.500% due 12/1/20                                              6,493,920
   5,500,000 AAA         5.625% due 12/1/23                                              5,986,365
                       Clermont County, OH Hospital Facilities Revenue, Mercy
                         Health System, Series B, AMBAC-Insured:
   3,415,000 AAA          5.625% due 9/1/16                                              3,732,117
   1,000,000 AAA          5.625% due 9/1/21                                              1,068,390
                       Cleveland, OH Waterworks Improvement and Refunding, First
                         Mortgage Revenue, Series H, MBIA-Insured:
   1,000,000 AAA          5.625% due 1/1/13                                              1,107,610
     985,000 AAA          Pre-Refunded -- Escrowed with state and local government
                            securities to 1/1/06 Call @ 102, 5.700% due 1/1/14           1,114,813
      15,000 AAA          Unrefunded Balance, 5.700% due 1/1/14                             15,867
                       Cuyahoga County, OH:
     500,000 NR          Health Care Facilities Revenue, Judson Retirement
                          Community, Series A, 7.000% due 11/15/10                         531,685
                         Hospital Revenue:
                          Metrohealth System Project, MBIA-Insured:
   1,000,000 AAA            5.625% due 2/15/17                                           1,087,330
   5,935,000 AAA            Series A, 5.250% due 2/15/19                                 6,311,338
                          University Hospitals Health System Inc., AMBAC-Insured:
   2,500,000 AAA            5.400% due 1/15/19                                           2,653,350
   9,000,000 AAA            5.500% due 1/15/30                                           9,458,370
     660,000 Aa*       Delaware County, OH Health Care Facilities Revenue, Centrum
                         At Willow Brook, FHA-Insured, 6.550% due 2/1/35                   715,447
   1,000,000 AAA       Greater Cincinnati, OH Elderly HDC Mortgage
                         Revenue, Cambridge Apartments, Series A, FHA-Insured,
                         6.600% due 8/1/25                                               1,042,840
   5,400,000 Aaa*      Greene County, OH Sewer System Revenue, (Governmental
                         Enterprise), AMBAC-Insured, 5.625% due 12/1/25                  5,879,196
                       Hamilton County, OH Sales Tax Revenue, Sub-Series B,
                         AMBAC-Insured:
   3,135,000 Aaa*        5.250% due 12/1/18                                              3,376,113
   3,610,000 Aaa*        5.250% due 12/1/19                                              3,865,371
  12,650,000 Aaa*        5.250% due 12/1/32                                             13,129,309
   2,000,000 AAA       Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21                2,125,080
   1,000,000 AA-       Lorain County, OH Hospital Revenue, Catholic Healthcenter,
                         5.500% due 10/1/17                                              1,057,110
                       Lucas County, OH Hospital Revenue, Promedica Healthcare
                         Obligation Group, AMBAC-Insured:
  10,000,000 AAA         5.375% due 11/15/23                                            10,491,700
  27,050,000 AAA         5.375% due 11/15/29 (c)                                        28,221,265
   1,000,000 Aaa*      Madison, OH Local School District, Butler County,
                         MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26         1,105,700
                       Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:
   1,025,000 Aaa*        5.000% due 12/1/17                                              1,096,002
   1,075,000 Aaa*        5.000% due 12/1/18                                              1,142,961
   1,080,000 Aaa*        5.000% due 12/1/19                                              1,140,966
   1,000,000 BBB+      Miami County, OH Hospital Facilities, Upper Valley Medical
                         Center, Series A, 6.000% due 5/15/06                            1,081,800
   4,325,000 Aaa*      Milford, OH Exempt Village School District, School
                         Improvement, FSA-Insured, 5.125% due 12/1/30                    4,455,182


                      See Notes to Financial Statements.



     21 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Ohio -- 8.0% (continued)
                       New Albany, OH Community Authority, Community Facilities
                         Revenue, Series B, AMBAC-Insured:
$  2,700,000 AAA          5.125% due 10/1/21                                        $  2,838,861
   5,500,000 AAA          5.200% due 10/1/24                                           5,738,205
   1,630,000 AA-       New Lexington, OH City School District, School Improvement,
                         5.375% due 12/1/21                                            1,751,500
  17,750,000 BBB-      Ohio State Air Quality Development Authority, PCR
                         Refunding, (The Cleveland Electric Illuminating Co.
                         Project), Series A, 6.000% due 12/1/13 (c)                   18,386,338
   2,725,000 AA        Ohio State Building Authority, State Facilities,
                         (Administration Building Fund Projects), Series A, 5.000%
                         due 10/1/15                                                   2,908,420
                       Ohio State Higher Educational Facilities Commission Revenue:
   2,875,000 A2*         John Carroll University Project, 5.850% due 4/1/20            3,156,865
                         University of Dayton Project, AMBAC-Insured:
   3,380,000 AAA          5.500% due 12/1/25                                           3,621,738
  11,710,000 AAA          5.500% due 12/1/30                                          12,460,494
   1,000,000 BBB       Ohio State Water Development Authority, Pollution Control
                         Facilities Revenue, (Ohio Edison Co. Project), 5.950% due
                         5/15/29                                                       1,013,780
   5,000,000 Aaa*      Plain, OH Local School District, FGIC-Insured, 5.000% due
                         12/1/25                                                       5,129,850
   1,305,000 Aaa*      River Valley, OH Local School District, School Facilities
                         Construction & Improvement, FSA-Insured, 5.250% due
                         11/1/21                                                       1,385,988
   7,410,000 A3*       Steubenville, OH Hospital Facilities Revenue, Refunding and
                         Improvement, (Trinity Health System Obligated Group),
                         6.500% due 10/1/30                                            7,891,798
                       University of Cincinnati, OH General Receipts, Series A,
                         FGIC-Insured:
   2,000,000 AAA         5.000% due 6/1/20                                             2,099,460
   2,500,000 AAA         5.000% due 6/1/21                                             2,606,925
   6,310,000 AAA         5.250% due 6/1/24                                             6,625,121
   3,250,000 AAA       Warrensville Heights, OH City School District, School
                         Improvement, FGIC-Insured, 5.750% due 12/1/24                 3,644,420
                       Waterloo, OH Local School District GO, Classroom Facilities
                         Improvement, FGIC-Insured, State Aid Withholding:
   3,000,000 Aaa*         5.125% due 12/1/21                                           3,149,520
   2,000,000 Aaa*         5.125% due 12/1/24                                           2,070,340
------------------------------------------------------------------------------------------------
                                                                                     226,688,787
------------------------------------------------------------------------------------------------
Oklahoma -- 0.4%
                       Tulsa, OK GO:
   2,100,000 AA          5.000% due 3/1/18                                             2,193,072
   2,100,000 AA          5.000% due 3/1/19                                             2,182,782
   2,000,000 AA          5.000% due 3/1/20                                             2,065,440
                       Tulsa, OK Industrial Authority, Hospital Revenue:
   1,975,000 AA          St. John's Medical Center Project, (Pre-Refunded --
                          Escrowed with U.S. government securities to 2/15/06 Call
                          @ 100), 6.250% due 2/15/17 (d)                               2,238,090
     500,000 AAA         Tulsa Regional Medical Center, (Pre-Refunded -- Escrowed
                          with cash and U.S. government securities to 6/1/03 Call
                          @ 102), 7.200% due 6/1/17                                      517,340
   1,000,000 AA-       Woods County, OK IDA, IDR Refunding, (Cargill Inc.
                         Project), 6.250% due 10/1/14 (e)                              1,053,810
------------------------------------------------------------------------------------------------
                                                                                      10,250,534
------------------------------------------------------------------------------------------------
Oregon -- 1.9%
                       Clackamas County, OR Hospital Facilities Authority Revenue
                         Refunding, Legacy Health System:
   2,000,000 AA          5.750% due 5/1/15                                             2,205,920
   8,000,000 AA          5.250% due 5/1/21                                             8,227,840
   6,665,000 Aaa*      Clackamas County, OR School District No. 007J Lake Oswego,
                         MBIA-Insured, 5.000% due 6/1/22                               6,905,806


                      See Notes to Financial Statements.



     22 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Oregon -- 1.9% (continued)
$  6,000,000 AAA       Oregon Health and Science University Revenue, Series A,
                         MBIA-Insured, 5.000% due 7/1/32                            $  6,130,440
   2,000,000 AAA       Oregon State Department of Administrative Services, Lottery
                         Revenue, Series A, FSA-Insured, 5.500% due 4/1/18             2,221,500
   3,000,000 AA+       Oregon State Department of Transportation, Highway User Tax
                         Revenue, Series A, 5.125% due 11/15/26                        3,129,030
                       Oregon State GO:
   1,495,000 AA          Elderly & Disabled Housing Refunding, Series B, 6.375%
                          due 8/1/24                                                   1,531,493
  10,000,000 AA          Veterans' Welfare, Series 82, 5.375% due 12/1/31             10,405,700
   2,885,000 AA        Portland, OR Community College District, Series A, 5.000%
                         due 6/1/18                                                    3,042,117
                       Washington County, OR GO:
   4,330,000 Aa2*        5.000% due 6/1/21                                             4,471,331
   6,490,000 Aa2*        5.125% due 6/1/23                                             6,685,089
-----------------------------------------------------------------------------------------------
                                                                                      54,956,266
-----------------------------------------------------------------------------------------------
Pennsylvania -- 1.9%
   1,000,000 B3*       Allegheny County, PA Hospital Development Authority
                         Revenue, (St. Francis Medical Center Project), 5.750% due
                         5/15/17                                                         907,270
   3,000,000 A2*       Delaware River Joint Toll Bridge Commission,
                         Pennsylvania-New Jersey Bridge System Revenue, 5.000% due
                         7/1/28                                                        3,016,620
                       Kennett, PA Consolidated School District, Series A,
                         FGIC-Insured, State Aid Withholding:
   1,040,000 Aaa*        5.000% due 2/15/18                                            1,103,076
   1,270,000 Aaa*        5.100% due 2/15/19                                            1,347,660
   1,350,000 Aaa*        5.125% due 2/15/20                                            1,422,711
   1,535,000 Aaa*        5.125% due 2/15/21                                            1,609,570
   1,680,000 Aaa*        5.200% due 2/15/23                                            1,754,441
   5,500,000 BBB+      Lebanon County, PA Health Facilities Authority, Hospital
                         Revenue, (Good Samaritan Hospital Project), 5.800% due
                         11/15/22                                                      5,543,065
     255,000 Aaa*      Montgomery County, PA IDA Revenue, Pennsburg Nursing &
                         Rehabilitation Center, (Pre-Refunded -- Escrowed with
                         U.S. government securities to 3/31/04 Call @ 102.775),
                         7.625% due 7/1/18                                               279,824
   1,605,000 AAA       Northampton County, PA General Purpose Authority, County
                         Agreement Revenue, FSA-Insured, 5.000% due 10/1/19            1,696,228
                       Pennsylvania Economic Development Financing Authority,
                         Resource Recovery Revenue, (Northampton Generating
                         Project), Sub-Series C:
   1,900,000 NR           6.875% due 1/1/11 (b)                                        1,910,602
  12,000,000 NR           6.950% due 1/1/21 (b)                                       12,043,920
                       Philadelphia, PA Hospitals & Higher Education Facilities
                         Authority, Hospital Revenue Refunding:
   1,800,000 A-1+        The Children's Hospital of Philadelphia Project, Series
                          A, SPA-J.P. Morgan Chase Bank, 1.150% due 2/15/14 (f)        1,800,000
     500,000 Baa3*       PA Hospital, (Escrowed to maturity with U.S. government
                          securities), 6.250% due 7/1/06 (d)                             573,170
                       Philadelphia, PA School District GO, Series A, FSA-Insured,
                         State Aid Withholding:
     855,000 AAA         5.750% due 2/1/17                                               969,767
     755,000 AAA         5.750% due 2/1/20                                               842,678
     565,000 AAA         5.750% due 2/1/21                                               624,574
  11,600,000 AAA         5.750% due 2/1/30                                            12,782,040
   2,680,000 AA        Saint Mary Hospital Authority, Bucks County Catholic Health
                         Initiatives, Series A, (Pre-Refunded -- Escrowed with
                         U.S. government securities to 6/1/08 Call @ 101), 5.375%
                         due 12/1/12 (d)                                               3,090,978
     500,000 A         Shenandoah Valley, PA School District GO, Series B, Capital
                         Appreciation Bonds, zero coupon due 2/1/12                      347,125
-----------------------------------------------------------------------------------------------
                                                                                      53,665,319
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     23 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
$  3,000,000 AAA       Rhode Island State Economic Development Corp., Airport
                         Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28         $  3,371,400
------------------------------------------------------------------------------------------------
South Carolina -- 6.7%
                       Building Equity Sooner For Tomorrow, SC Installment
                         Purchase Revenue, (The School District of Greenville
                         County, SC Project):
   9,860,000 AA-          5.875% due 12/1/19                                          10,884,060
   7,195,000 AA-          6.000% due 12/1/20                                           8,000,192
 104,825,000 AA-          5.500% due 12/1/28 (c)                                     108,111,263
   1,870,000 AA+       Charleston County, SC Capital Improvement, 5.250% due 5/1/21    1,975,000
   2,470,000 AAA       South Carolina Jobs EDA Revenue, Myrtle Beach Convention,
                         Series B, MBIA-Insured, 5.250% due 4/1/26                     2,582,237
                       South Carolina Transportation Infrastructure Bank Revenue,
                         Series A, AMBAC-Insured:
  27,250,000 Aaa*        5.100% due 10/1/27 (c)                                       28,107,830
  27,500,000 Aaa*        5.125% due 10/1/31 (c)                                       28,237,825
------------------------------------------------------------------------------------------------
                                                                                     187,898,407
------------------------------------------------------------------------------------------------
Tennessee -- 2.9%
                       Chattanooga, TN Electrical Revenue:
   1,600,000 AA          5.200% due 9/1/16                                             1,737,040
   1,600,000 AA          5.250% due 9/1/17                                             1,752,400
   1,600,000 AA          5.250% due 9/1/18                                             1,739,152
   6,300,000 AA          5.375% due 9/1/25                                             6,653,493
     140,000 AA        Chattanooga, TN Health and Educational Housing Facilities
                         Board, Mortgage Revenue, Red Bank Health Care,
                         FHA-Insured, (LOC - Citibank N.A.), 11.250% due 8/1/05          165,992
  18,000,000 AAA       Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured,
                         5.625% due 10/1/30 (c)                                       19,038,060
   1,000,000 AAA       Franklin, TN IDB Multi-Family Housing Revenue, (Landings
                         Apartment Project), Series A, FSA-Insured, 5.900% due
                         10/1/16                                                       1,061,380
                       Hardeman County, TN Correctional Facilities Corp.,
                         Correctional Facilities Revenue:
   1,200,000 NR          6.900% due 8/1/03                                             1,202,028
  11,000,000 NR          7.750% due 8/1/17                                            11,092,290
   5,275,000 AA        Knoxville, TN GO, Series A, 5.000% due 5/1/24                   5,387,357
                       Memphis-Shelby County, TN Sports Authority Inc. Revenue,
                         (Memphis Arena Project), AMBAC-Insured:
   6,915,000 AAA          Series A, 5.125% due 11/1/22                                 7,205,983
   5,665,000 AAA          Series B, 5.125% due 11/1/21                                 5,939,469
                       Tennessee State GO, Series A:
   3,810,000 AA          5.250% due 3/1/17                                             4,105,085
   4,000,000 AA          5.250% due 3/1/18                                             4,292,120
   7,300,000 AA-       Tennessee State School Board Authority, Higher Education
                         Facilities, Second Program, Series A, 5.625% due 5/1/30       7,760,484
                       Williamson County, TN GO:
   1,500,000 Aa1*        5.000% due 3/1/18                                             1,588,035
   1,895,000 Aa1*        Rural Schools, 5.000% due 3/1/18                              2,006,218
------------------------------------------------------------------------------------------------
                                                                                      82,726,586
------------------------------------------------------------------------------------------------
Texas -- 2.7%
     685,000 A         Austin, TX Housing Finance Corp., Multi-Family Housing
                         Revenue, (Stassney Woods Apartments Project), 6.500% due
                         10/1/10                                                         711,777
     500,000 NR        Bexar County, TX Health Facilities Development Corp.
                         Hospital Revenue, (St. Luke's Lutheran Hospital Project),
                         (Pre-Refunded -- Escrowed with U.S. government securities
                         to 5/1/03 Call @ 100), 7.900% due 5/1/18 (d)                    505,255


                      See Notes to Financial Statements.



     24 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Texas -- 2.7% (continued)
$  1,000,000 AAA       Brazos County, TX Health Facilities Development Corp.,
                         Franciscan Services Corp., Series A, MBIA-Insured, 5.375%
                         due 1/1/17                                                 $  1,061,830
   2,600,000 A         Brownsville, TX Naval District, (Union Carbide Corp.
                         Project), 5.100% due 1/1/12                                   2,523,066
   5,520,000 AAA       Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due
                         8/1/24                                                        6,347,448
                       Dallas-Fort Worth, TX International Airport Facilities
                         Improvement Corp. Revenue, American Airlines Inc.:
   6,470,000 B-           6.375% due 5/1/35                                            1,585,215
  17,000,000 B-           Series A, 5.950% due 5/1/29                                  6,332,500
  17,000,000 B-           Series B, 6.050% due 5/1/29                                  5,155,250
      80,000 AAA       El Paso, TX ISD GO, Unrefunded Balance, 5.900% due 2/15/13         83,134
   2,280,000 A3*       El Paso County, TX Housing Finance Corp., Multi-Family
                         Housing Revenue, Las Lomas Apartments, Series A, 6.375%
                         due 12/1/29                                                   2,390,922
                       Gulf Coast Waste Disposal Authority, TX PCR:
     300,000 A-1+        Amoco Oil Co. Project, 1.100% due 10/1/17 (f)                   300,000
   1,200,000 A           Union Carbide Corp. Project, 5.100% due 1/1/12                1,164,492
                       Harris County, TX Health Facilities Development Corp.,
                         Hospital Revenue:
     115,000 A2*         Memorial Hospital System Project, 7.125% due 6/1/15             123,128
   2,000,000 AAA         School Health Care System, Series B, (Escrowed to
                          maturity with U.S. government securities to various call
                          dates), 5.750% due 7/1/27                                    2,321,520
                         Texas Children's Hospital Project:
   2,410,000 AA           Series A, 5.375% due 10/1/16                                 2,525,704
   6,655,000 A-1+         Series B-1, 1.200% due 10/1/29 (f)                           6,655,000
   1,000,000 A1*       Harris County, TX Industrial Development Corp., IDR,
                         (Cargill Inc. Project), 7.000% due 10/1/15                    1,022,320
   1,045,000 AAA       Houston, TX Community College System Revenue, Student Fee,
                         MBIA-Insured, 5.650% due 4/15/15                              1,194,351
                       Lubbock, TX Health Facilities Development Corp. Revenue,
                         St. Joseph Health Systems:
   2,500,000 AA-         5.250% due 7/1/13                                             2,631,700
   3,635,000 AA-         5.250% due 7/1/14                                             3,796,467
   1,000,000 AAA       Midland County, TX Hospital District Revenue,
                         AMBAC-Insured, 5.375% due 6/1/16                              1,087,590
   9,000,000 AAA       North Central, TX Health Facility Development Corp.
                         Revenue, (Zale Lipshy University Project), FSA-Insured,
                         5.450% due 4/1/15                                             9,748,710
     235,000 NR        Rusk County, TX Health Facilities Corp., Hospital Revenue,
                         (Henderson Memorial Hospital Project), 7.750% due 4/1/13        238,957
                       Tarrant County, TX Health Facilities Development Corp.,
                         Fort Worth Osteopathic Hospital, Inc., Hospital Revenue
                         Refunding and Improvement:
     250,000 Baa3*        Pre-Refunded -- Escrowed with U.S. government securities
                            to 5/15/03 Call @ 102, 7.000% due 5/15/28 (d)                257,840
     250,000 Baa3*        Unrefunded Balance, 7.000% due 5/15/28                         243,620
                       Texas General Services Commission Partnership Interests
                         COP, (Office Building & Land Acquisition Project):
     130,000 A-           7.000% due 8/1/14                                              133,708
     330,000 A-           7.000% due 8/1/24                                              338,841
   9,035,000 Aa1*      Texas State GO, Veterans Housing Assistance, Series B-4,
                         6.700% due 12/1/24                                            9,219,675
                       Tyler, TX Health Facilities Development Corp., (East Texas
                         Medical Center Project):
   1,350,000 AAA         Series A, MBIA-Insured, 5.500% due 11/1/17                    1,465,439
   1,000,000 AAA         Series B, FSA-Insured, 5.500% due 11/1/17                     1,085,510
   3,000,000 AAA         Series C, FSA-Insured, 5.500% due 11/1/17                     3,256,530
     250,000 NR        Winters, TX Waterworks & Sewer System Revenue,
                         FMHA-Insured, (Pre-Refunded -- Escrowed with U.S.
                         government securities to 8/1/03 Call @ 100), 8.500% due
                         8/1/17 (d)                                                      257,460
-----------------------------------------------------------------------------------------------
                                                                                      75,764,959
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     25 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Virginia -- 3.0%
                       Arlington County, VA IDA Multi-Family Housing Mortgage
                         Revenue:
                         Sr. Lien, Arlington Housing Corp.:
$    705,000 A            6.300% due 7/1/16                                         $    741,343
     750,000 A            6.350% due 7/1/20                                              787,110
   1,000,000 A            6.375% due 7/1/25                                            1,045,520
   1,000,000 A           Woodbury Park Apartments, Series A, 5.350% due 7/1/18         1,021,170
                       County of Chesterfield, VA IDA, PCR, (Virginia Electric and
                         Power Co. Project), Remarketed 11/8/02:
  12,500,000 A3*          5.500% due 10/1/09 (c)                                      13,154,500
   4,000,000 A3*          Series B, 5.875% due 6/1/17                                  4,222,680
     200,000 AAA       Fairfax County, VA Redevelopment & Housing Authority,
                         Multi-Family Housing Revenue Refunding, Paul Spring
                         Retirement Center, Series A, FHA-Insured, 5.900% due
                         6/15/17                                                         213,092
   1,425,000 AAA       Harrisonburg, VA Redevelopment & Housing Authority,
                         Multi-Family Housing Revenue Refunding, (Battery Heights
                         Associates), Series A, GNMA-Collateralized/FHA-Insured,
                         6.100% due 4/20/16                                            1,511,626
  15,000,000 A3*       Louisa, VA IDA, PCR, (Virginia Electric and Power Co.
                         Project), Remarketed 11/8/02, 5.250% due 12/1/08 (c)         15,853,350
   2,160,000 AA+       Norfolk, VA Redevelopment & Housing Authority, Educational
                         Facilities Revenue, Tidewater Community College Campus,
                         5.875% due 11/1/15                                            2,410,927
   1,000,000 BBB       Peninsula Ports Authority of Virginia, Coal Terminal
                         Revenue Refunding, (Dominion Terminal Associates
                         Project), 7.375% due 6/1/20                                   1,026,820
     500,000 AAA       Prince William County, VA IDA, Potomac Place Revenue
                         Refunding, Series A, GNMA-Collateralized, 6.250% due
                         12/20/27                                                        541,235
   1,250,000 A+        Virginia College Building Authority, VA Educational
                         Facilities Revenue Refunding, (Hampton University
                         Project), 5.750% due 4/1/14                                   1,278,600
                       Virginia State Housing Development Authority, Commonwealth
                         Mortgage Revenue:
   1,315,000 AA+         Series D, Sub-Series D-3, Remarketed 5/30/96, 5.800% due
                          7/1/10                                                       1,386,983
  15,000,000 AAA         Series J, Sub-Series J-1, MBIA-Insured, 5.200% due 7/1/19    15,541,950
  21,500,000 A3*       York County, VA IDA, PCR, (Virginia Electric and Power Co.
                         Project), Remarketed 11/8/02, 5.500% due 7/1/09 (c)          22,625,740
-----------------------------------------------------------------------------------------------
                                                                                      83,362,646
-----------------------------------------------------------------------------------------------
Washington -- 0.1%
   3,000,000 AAA       Chelan County, WA Public Utility District No. 1, Chelan
                         Hydro Consolidated System Revenue, Series B,
                         AMBAC-Insured, 5.000% due 7/1/22                              3,071,670
     250,000 AAA       Washington State Public Power Supply System, (Nuclear
                         Project No. 1), Series B, FGIC/TCRS-Insured, 7.125% due
                         7/1/16                                                          325,810
-----------------------------------------------------------------------------------------------
                                                                                       3,397,480
-----------------------------------------------------------------------------------------------
West Virginia -- 0.4%
   4,190,000 A         Kanawha County, WV PCR, (Union Carbide Corp. Project),
                         5.100% due 1/1/12                                             4,066,018
   7,540,000 A         South Charleston, WV PCR, (Union Carbide Corp. Project),
                         5.100% due 1/1/12                                             7,316,891
-----------------------------------------------------------------------------------------------
                                                                                      11,382,909
-----------------------------------------------------------------------------------------------
Wisconsin -- 0.2%
   1,325,000 Aaa*      Winneconne, WI Community School District GO, (Pre-Refunded
                         -- Escrowed with state and local government securities to
                         4/1/06 Call @ 100), FGIC-Insured, 6.750% due 4/1/16           1,528,758
   1,100,000 AA        Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                         6.450% due 3/1/17                                             1,135,926
                       Wisconsin State Health & Educational Facilities Authority
                         Revenue:
   1,000,000 A           Kenosha Hospital & Medical Center Project, 5.700% due
                          5/15/20                                                      1,022,380
   1,000,000 AAA         Medical College of Wisconsin Inc. Project, MBIA-Insured,
                          5.400% due 12/1/16                                           1,076,960
-----------------------------------------------------------------------------------------------
                                                                                       4,764,024
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     26 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 28, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
                       Wyoming Community Development Authority, Housing Revenue:
$  1,920,000 AA          Series 1, 5.450% due 12/1/29                               $    1,982,361
   2,000,000 AA          Series 4, 5.900% due 12/1/14                                    2,104,000
-------------------------------------------------------------------------------------------------
                                                                                         4,086,361
-------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100% (Cost -- $2,719,864,504**)         $2,819,042,411
-------------------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)All or a portion of this security has been segregated for futures contracts commitments.
(d)Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(e)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(g)Security is currently in default.
** Aggregate cost for Federal income tax purposes is $2,718,669,943.

  See pages 28 and 29 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



     27 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     28 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Ratings ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA     -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)

ABAG    --Association of Bay Area Governments          IDB     --Industrial Development Board
AIG     --American International Guaranty              IDR     --Industrial Development Revenue
AMBAC   --AMBAC Indemnity Corporation                  INFLOS  --Inverse Floaters
BAN     --Bond Anticipation Notes                      ISD     --Independent School District
BIG     --Bond Investors Guaranty                      LOC     --Letter of Credit
CGIC    --Capital Guaranty Insurance Company           MBIA    --Municipal Bond Investors Assurance
CHFCLI  --California Health Facility Construction                 Corporation
           Loan Insurance                              MVRICS  --Municipal Variable Rate Inverse Coupon
COP     --Certificate of Participation                            Security
EDA     --Economic Development Authority               PCR     --Pollution Control Revenue
ETM     --Escrowed To Maturity                         PSFG    --Permanent School Fund Guaranty
FAIRS   --Floating Adjustable Interest Rate Securities Q-SBLF  --Qualified School Bond Loan Fund
FGIC    --Financial Guaranty Insurance Company         RAN     --Revenue Anticipation Notes
FHA     --Federal Housing Administration               RIBS    --Residual Interest Bonds
FHLMC  --  Federal Home Loan Mortgage Corporation      RITES   --Residual Interest Tax-Exempt Security
FMHA    --Farmers Home Administration                  SPA     --Standby Bond Purchase Agreement
FNMA    --Federal National Mortgage Association        SYCC    --Structured Yield Curve Certificate
FRTC    --Floating Rate Trust Certificates             TAN     --Tax Anticipation Notes
FSA     --Federal Savings Association                  TCRS    --Transferable Custodial Receipts
GIC     --Guaranteed Investment Contract               TECP    --Tax Exempt Commercial Paper
GNMA    --Government National Mortgage Association     TOB     --Tender Option Bonds
GO      --General Obligation                           TRAN    --Tax and Revenue Anticipation Notes
HDC     --Housing Development Corporation              VAN     --Veterans Administration
HFA     --Housing Finance Authority                    VRDD    --Variable Rate Daily Demand
IDA     --  Industrial Development Authority           VRWE    --Variable Rate Wednesday Demand


     29 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                           FEBRUARY 28, 2003



ASSETS:
  Investments, at value (Cost -- $2,719,864,504)             $2,819,042,411
  Interest receivable                                            42,033,723
  Receivable for Fund shares sold                                 9,899,525
  Receivable for securities sold                                  2,304,736
---------------------------------------------------------------------------
  Total Assets                                                2,873,280,395
---------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                           7,637,500
  Dividends payable                                               4,517,380
  Payable to bank                                                 1,782,060
  Payable for Fund shares purchased                               1,349,433
  Investment advisory fee payable                                   704,258
  Administration fee payable                                        373,577
  Distribution fees payable                                         158,712
  Accrued expenses                                                  377,149
---------------------------------------------------------------------------
  Total Liabilities                                              16,900,069
---------------------------------------------------------------------------
Total Net Assets                                             $2,856,380,326
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $    1,846,675
  Capital paid in excess of par value                         2,916,519,249
  Overdistributed net investment income                          (1,373,283)
  Accumulated net realized loss from security transactions
   and futures contracts                                       (101,826,941)
  Net unrealized appreciation of investments and futures
   contracts                                                     41,214,626
---------------------------------------------------------------------------
Total Net Assets                                             $2,856,380,326
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                         3,841,551
----------------------------------------------------------------------------
  Class A                                                       128,077,649
----------------------------------------------------------------------------
  Class B                                                        38,231,374
----------------------------------------------------------------------------
  Class L                                                        12,209,009
----------------------------------------------------------------------------
  Class Y                                                         2,307,921
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $15.42
----------------------------------------------------------------------------
  Class A (and redemption price)                                     $15.47
----------------------------------------------------------------------------
  Class B *                                                          $15.48
----------------------------------------------------------------------------
  Class L **                                                         $15.47
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $15.48
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 4.99% of net asset value
   per share)                                                        $16.19
----------------------------------------------------------------------------
  Class A (net asset value plus 4.17% of net asset value
   per share)                                                        $16.11
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $15.63
---------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3). **Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within first year of purchase.


                      See Notes to Financial Statements.



     30 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED FEBRUARY 28, 2003


INVESTMENT INCOME:
  Interest                                                    $157,042,083
-------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 3)                               9,215,582
  Distribution fees (Note 3)                                     8,543,836
  Administration fee (Note 3)                                    5,153,425
  Shareholder servicing fees                                       989,086
  Custody                                                          154,836
  Directors' fees                                                   99,865
  Registration fees                                                 95,778
  Shareholder communications                                        95,557
  Audit and legal                                                   86,319
  Other                                                             26,025
-------------------------------------------------------------------------
  Total Expenses                                                24,460,309
-------------------------------------------------------------------------
Net Investment Income                                          132,581,774
-------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
CONTRACTS (NOTES 4 AND 5):
  Realized Loss From:
   Security transactions (excluding short-term securities)     (12,373,976)
   Futures contracts                                           (29,372,566)
-------------------------------------------------------------------------
  Net Realized Loss                                            (41,746,542)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of year                                            42,475,121
   End of year                                                  41,214,626
-------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                       (1,260,495)
-------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                  (43,007,037)
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 89,574,737
-------------------------------------------------------------------------


                      See Notes to Financial Statements.



     31 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED FEBRUARY 28,


                                                        2003              2002
------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                              $132,581,774    $  140,444,482
  Net realized gain (loss)                            (41,746,542)       63,822,037
  Decrease in net unrealized appreciation              (1,260,495)      (25,320,446)
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations               89,574,737       178,946,073
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                              (134,777,794)     (141,793,127)
  Excess of net investment income                              --        (1,507,158)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (134,777,794)     (143,300,285)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    353,614,937       466,815,208
  Net asset value of shares issued for
   reinvestment of dividends                           77,808,721        82,824,606
  Cost of shares reacquired                          (564,424,034)     (612,484,224)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (133,000,376)      (62,844,410)
---------------------------------------------------------------------------------
Decrease in Net Assets                               (178,203,433)      (27,198,622)

NET ASSETS:
  Beginning of year                                 3,034,583,759     3,061,782,381
---------------------------------------------------------------------------------
  End of year*                                     $2,856,380,326    $3,034,583,759
---------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                               $(1,373,283)       $1,143,606
---------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     32 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 28, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective March 1, 2001 and recorded adjustments to increase the cost of securities and increase accumulated undistributed net investment income by $1,281,812 to reflect the cumulative effect of this change up to the date of the adoption. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

     33 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended February 28, 2003, the Fund paid transfer agent fees of $808,945 to CTB and PSS.

Effective April 7, 2003, Salomon Smith Barney Inc.'s name changed to Citigroup Global Markets Inc. ("CGM"). CGM and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended February 28, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2003, CGM and its affiliates received sales charges of approximately $108,000, $2,265,000 and $259,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the year ended February 28, 2003, CDSCs paid to CGM and its affiliates were approximately:

                               Class A Class B  Class L
                         ------------------------------
                         CDSCs $50,000 $676,000 $23,000
                         ------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 28, 2003, total Distribution Plan fees incurred were:

                                    Class A    Class B    Class L
            -------------------------------------------------------
            Distribution Plan Fees $3,076,498 $4,152,906 $1,314,432
            -------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

     34 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

4. Investments

During the year ended February 28, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                            ------------------------
                            Purchases $1,403,157,478
                            ------------------------
                            Sales      1,722,125,207
                            ------------------------

At February 28, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                  -------------------------------------------
                  Gross unrealized appreciation $171,469,449
                  Gross unrealized depreciation  (71,096,981)
                  -------------------------------------------
                  Net unrealized appreciation   $100,372,468
                  -------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 2003, the Fund had the following open futures contracts:

                   Expiration   # of        Basis          Market      Unrealized
                   Month/Year Contracts     Value          Value          Loss
-----------------------------------------------------------------------------------
Contracts to Sell:
U.S. Long Bond        3/03      9,400   $1,030,674,219 $1,088,637,500 $(57,963,281)
-----------------------------------------------------------------------------------

6. Capital Loss Carryforward

At February 28, 2003, the Fund had, for Federal income tax purposes, approximately $120,106,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on the last day in February of the year indicated:

                                    2008        2009        2011
            --------------------------------------------------------
            Carryforward Amounts $26,184,000 $33,919,000 $60,003,000
            --------------------------------------------------------


     35 Smith Barney Managed Municipals Fund Inc.  | 2003 Annual Report to
                                 Shareholders

In addition, the Fund had $39,599,389 of capital losses realized after October 31, 2002, which were deferred for Federal income tax purposes to the first day of the following fiscal year.

7. Income Tax Information and Distributions to Shareholders

At February 28, 2003, the tax basis components of distributable earnings were:

----------------------------------  -------------
Undistributed tax exempt income     $   1,932,028
----------------------------------  -------------
Accumulated capital losses           (120,106,078)
----------------------------------  -------------
Unrealized appreciation               100,372,468
----------------------------------  -------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals and mark to market of 1256 contracts.

The tax character of distributions paid during the year ended February 28, 2003 was:

-----------------------------------------------
Tax exempt income                   $134,662,535
Ordinary income                          115,259
----------------------------------  ------------
Total                               $134,777,794
----------------------------------  ------------

8. Distributions Paid to Shareholders by Class

                        Year Ended        Year Ended
                     February 28, 2003 February 28, 2002
--------------------------------------------------------
Class 1
Net investment
 income                 $ 2,888,683       $ 3,077,963
Excess of net
 investment income               --            15,215
-------------------  ----------------- -----------------
Total                   $ 2,888,683       $ 3,093,178
-------------------  ----------------- -----------------
Class A
Net investment
 income                 $96,068,245       $98,316,622
Excess of net
 investment income               --         1,008,547
-------------------  ----------------- -----------------
Total                   $96,068,245       $99,325,169
-------------------  ----------------- -----------------
Class B
Net investment
 income                 $26,503,607       $31,439,145
Excess of net
 investment income               --           366,029
-------------------  ----------------- -----------------
Total                   $26,503,607       $31,805,174
-------------------  ----------------- -----------------
Class L
Net investment
 income                 $ 7,737,563       $ 7,428,118
Excess of net
 investment income               --            86,305
-------------------  ----------------- -----------------
Total                   $ 7,737,563       $ 7,514,423
-------------------  ----------------- -----------------
Class Y
Net investment
 income                 $ 1,579,696       $ 1,531,279
Excess of net
 investment income               --            31,062
-------------------  ----------------- -----------------
Total                   $ 1,579,696       $ 1,562,341
-------------------  ----------------- -----------------


     36 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

9. Capital Shares

At February 28, 2003, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                      Year Ended                   Year Ended
                                   February 28, 2003            February 28, 2002
                              --------------------------   --------------------------
                                 Shares         Amount        Shares        Amount
--------------------------------------------------------------------------------------
Class 1
Shares sold                       242,904   $   3,798,603      327,160  $   4,844,906
Shares issued on reinvestment     185,408       2,888,682      198,960      3,093,171
Shares reacquired                (541,712)     (8,463,491)    (716,814)   (10,899,982)
-------------------------------------------------------------------------------------
Net Decrease                     (113,400)  $  (1,776,206)    (190,694) $  (2,961,905)
-------------------------------------------------------------------------------------
Class A
Shares sold                    14,195,806   $ 222,423,385   21,647,717  $ 332,846,006
Shares issued on reinvestment   3,499,421      54,661,209    3,612,552     56,231,504
Shares reacquired             (21,380,372)   (335,086,811) (22,809,920)  (350,992,783)
-------------------------------------------------------------------------------------
Net Increase (Decrease)        (3,685,145)  $ (58,002,217)   2,450,349  $  38,084,727
-------------------------------------------------------------------------------------
Class B
Shares sold                     5,123,331   $  80,472,202    5,152,297  $  78,922,136
Shares issued on reinvestment     968,340      15,135,512    1,178,077     18,341,277
Shares reacquired             (11,457,808)   (179,550,688) (14,274,614)  (220,965,608)
-------------------------------------------------------------------------------------
Net Decrease                   (5,366,137)  $ (83,942,974)  (7,944,240) $(123,702,195)
-------------------------------------------------------------------------------------
Class L
Shares sold                     2,539,579   $  39,895,668    2,599,681  $  40,202,160
Shares issued on reinvestment     309,189       4,830,500      310,869      4,838,646
Shares reacquired              (2,359,050)    (36,985,591)  (1,636,286)   (25,080,459)
-------------------------------------------------------------------------------------
Net Increase                      489,718   $   7,740,577    1,274,264  $  19,960,347
-------------------------------------------------------------------------------------
Class Y
Shares sold                       450,903   $   7,025,079      628,931  $  10,000,000
Shares issued on reinvestment      18,742         292,818       20,544        320,008
Shares reacquired                (279,577)     (4,337,453)    (288,746)    (4,545,392)
-------------------------------------------------------------------------------------
Net Increase                      190,068   $   2,980,444      360,729  $   5,774,616
-------------------------------------------------------------------------------------


     37 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

Class 1 Shares                                   2003/(1)/    2002/(1)/    2001/(1)(2)/
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $15.68       $15.52        $15.10
------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                        0.71         0.73          0.39
 Net realized and unrealized gain (loss)/(3)/     (0.23)        0.20          0.42
---------------------------------------------------------------------------------------
Total Income From Operations                       0.48         0.93          0.81
------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.74)       (0.76)        (0.39)
 Excess of net investment income                     --        (0.01)           --
------------------------------------------------------------------------------------
Total Distributions                               (0.74)       (0.77)        (0.39)
------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $15.42       $15.68        $15.52
------------------------------------------------------------------------------------
Total Return                                       3.11%        6.17%         5.42%++
------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $59,235      $62,001       $64,338
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          0.74%        0.78%         0.53%+
 Net investment income/(3)/                        4.55         4.69          5.11+
------------------------------------------------------------------------------------
Portfolio Turnover Rate                              49%          84%           56%
---------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period from September 12, 2000 (inception date) to February 28, 2001.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


     38 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                           2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)(2)/    1999/(1)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $15.71    $15.52    $14.16       $15.93       $16.19
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3) /                0.72      0.75      0.77         0.75         0.74
  Net realized and unrealized gain
   (loss)/(3)/                              (0.22)     0.20      1.35        (1.79)       (0.10)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.50      0.95      2.12        (1.04)        0.64
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.74)    (0.75)    (0.76)       (0.73)       (0.74)
  Excess of net investment income              --     (0.01)       --           --        (0.05)
  Net realized gains                           --        --        --           --        (0.11)
-----------------------------------------------------------------------------------------------
Total Distributions                         (0.74)    (0.76)    (0.76)       (0.73)       (0.90)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.47    $15.71    $15.52       $14.16       $15.93
-----------------------------------------------------------------------------------------------
Total Return                                 3.21%     6.29%    15.33%       (6.62)%       4.07%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $1,981    $2,070    $2,008       $1,778       $2,476
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.68%     0.68%     0.68%        0.68%        0.67%
  Net investment income/(3) /                4.61      4.79      5.15         5.02         4.63
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        49%       84%       56%          55%          45%
------------------------------------------------------------------------------------------------

Class B Shares                           2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)(2)/    1999/(1)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $15.72    $15.53    $14.16       $15.92       $16.19
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                 0.64      0.66      0.69         0.68         0.66
  Net realized and unrealized gain
   (loss)/(4)/                              (0.23)     0.21      1.36        (1.79)       (0.11)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.41      0.87      2.05        (1.11)        0.55
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.65)    (0.67)    (0.68)       (0.65)       (0.66)
  Excess of net investment income              --     (0.01)       --           --        (0.05)
  Net realized gains                           --        --        --           --        (0.11)
-----------------------------------------------------------------------------------------------
Total Distributions                         (0.65)    (0.68)    (0.68)       (0.65)       (0.82)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.48    $15.72    $15.53       $14.16       $15.92
-----------------------------------------------------------------------------------------------
Total Return                                 2.66%     5.72%    14.75%       (7.08)%       3.48%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $592      $685      $801         $850       $1,206
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.19%     1.20%     1.20%        1.21%        1.19%
  Net investment income/(4)/                 4.09      4.25      4.63         4.50         4.11
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        49%       84%       56%          55%          45%
-----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended February 28, 2002, for Class A shares, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended February 28, 2002, for Class B shares, the ratio of net investment income to average net assets would have been 4.24%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.


     39 Smith Barney Managed Municipals Fund Inc.  | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                2003/(1)/ 2002/(1)/     2001/(1)/ 2000/(1)(2)/     1999/(1)(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $15.71    $15.52        $14.15     $15.92           $16.18
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                       0.63      0.66          0.68       0.67             0.65
 Net realized and unrealized gain (loss)/(4)/    (0.22)     0.20          1.36      (1.80)           (0.10)
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.41      0.86          2.04      (1.13)            0.55
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.65)    (0.66)        (0.67)     (0.64)           (0.65)
 Excess of net investment income                    --     (0.01)           --         --            (0.05)
 Net realized gains                                 --        --            --         --            (0.11)
---------------------------------------------------------------------------------------------------
Total Distributions                              (0.65)    (0.67)        (0.67)     (0.64)           (0.81)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $15.47    $15.71        $15.52     $14.15           $15.92
---------------------------------------------------------------------------------------------------
Total Return                                      2.62%     5.68%        14.72%     (7.19)%           3.49%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $188,854  $184,106      $162,129   $141,570         $183,578
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.24%     1.24%         1.25%      1.25%            1.24%
 Net investment income/(4)/                       4.05      4.22          4.58       4.46             4.06
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             49%       84%           56%        55%              45%
-------------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)On June 12, 1998, Class C shares were renamed as Class L shares.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


     40 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                                2003/(1)/     2002/(1)/     2001/(1)/     2000/(1)(2)/      1999/(1)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year             $15.73         $15.54       $14.18          $15.95          $16.19
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                      0.74           0.77         0.79            0.79            0.73
 Net realized and unrealized gain (loss)/(3)/   (0.23)          0.21         1.36           (1.80)          (0.04)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.51           0.98         2.15           (1.01)           0.69
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.76)         (0.78)       (0.79)          (0.76)          (0.76)
 Excess of net investment income                   --          (0.01)          --              --           (0.06)
 Net realized gains                                --       --                 --              --           (0.11)
-----------------------------------------------------------------------------------------------
Total Distributions                             (0.76)         (0.79)       (0.79)          (0.76)          (0.93)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $15.48         $15.73       $15.54          $14.18          $15.95
-----------------------------------------------------------------------------------------------
Total Return                                     3.32%          6.47%       15.52%          (6.44)%          4.39%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $35,738        $33,310      $27,313         $38,110         $11,626
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        0.50%          0.50%        0.50%           0.51%           0.50%
 Net investment income/(3)/                      4.78           4.92         5.33            5.27            4.84
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            49%            84%          56%             55%             45%
-----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation


..



 TAX INFORMATION (UNAUDITED)



For the fiscal year ended February 28, 2003, 99.91% of the dividends paid by the Fund from net investment income were tax exempt for regular Federal income tax purposes.

     41 Smith Barney Managed Municipals Fund Inc.  | 2003 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. ("Fund") as of February 28, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

New York, New York
April 14, 2003


     42 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers

The business and affairs of the Smith Barney Managed Municipals Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholders Services at 1-800-544-5445).

                                                                                                  Number of
                                                                                                Portfolios in
                                             Term of Office*                                    Fund Complex       Other
                            Position(s) Held  and Length of       Principal Occupation(s)        Overseen by   Directorships
Name, Address and Age          with Fund       Time Served        During Past Five Years          Director    Held by Director
------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Herbert Barg                    Director          Since      Retired                                 44             None
1460 Drayton Lane                                 1981
Wynnewood, PA 19096
Age 79
Dwight B. Crane                 Director          Since      Professor, Harvard Business             51             None
Harvard Business School                           1988       School
Soldiers Field Road
Boston, MA 02163
Age 65
Burt N. Dorsett                 Director          Since      President of Dorsett McCabe             28             None
201 East 62nd Street                              1994       Capital Management Inc.; Chief
New York, NY 10021                                           Investment Officer of Leeb Capital
Age 72                                                       Management, Inc.

Elliot S. Jaffe                 Director          Since      Chairman of The Dress Barn Inc.         28       Zweig Total
The Dress Barn Inc.                               1994                                                        Return Fund;
Executive Office                                                                                              Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 76
Stephen E. Kaufman              Director          Since      Attorney                                62             None
Stephen E. Kaufman PC                             1981
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71
Joseph J. McCann                Director          Since      Retired                                 28             None
200 Oak Park Place                                1981
Pittsburgh, PA 15243
Age 72
Cornelius C. Rose, Jr.          Director          Since      Chief Executive Officer of              28             None
Meadowbrook Village                               1994       Performance Learning Systems;
P.O. Box 5388                                                President of Rose Associates until
West Lebanon, NH 03784                                       2002
Age 70

     43 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

                                                                                                      Number of
                                                                                                    Portfolios in
                                                          Term of Office*                           Fund Complex       Other
                                       Position(s) Held    and Length of  Principal Occupation(s)    Overseen by   Directorships
Name, Address and Age                     with Fund         Time Served    During Past Five Years     Director    Held by Director
----------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken**                       Chairman, President      Since      Managing Director of           225            None
Citigroup Global Markets Inc. ("CGM") and Chief Executive      2002       CGM; President and Chief
399 Park Avenue, 4th Floor            Officer                             Executive Officer of
New York, NY 10022                                                        Smith Barney Fund
Age 51                                                                    Management LLC ("SBFM"),
                                                                          Travelers Investment
                                                                          Adviser, Inc. ("TIA")
                                                                          and Citi Fund Management
                                                                          Inc.
Officers:

Lewis E. Daidone                      Senior Vice              Since      Managing Director of           N/A            N/A
CGM                                   President                2002       CGM; Director and Senior
125 Broad Street, 11th Floor          and Chief                           Vice President of SBFM
New York, NY 10004                    Administrative                      and TIA; Former Chief
Age 45                                Officer                             Financial Officer and
                                                                          Treasurer of mutual
                                                                          funds affiliated with
                                                                          Citigroup Inc.
Richard L. Peteka                     Chief Financial          Since      Director of CGM;               N/A            N/A
CGM                                   Officer and              2002       Director and Head of
125 Broad Street, 11th Floor          Treasurer                           Internal Control for
New York, NY 10004                                                        Citigroup Asset
Age 41                                                                    Management U.S. Mutual
                                                                          Fund Administration from
                                                                          1999-2002; Vice
                                                                          President, Head of
                                                                          Mutual Fund
                                                                          Administration and
                                                                          Treasurer at Oppenheimer
                                                                          Capital from 1996-1999
Joseph P. Deane                       Vice President and       Since      Managing Director of           N/A            N/A
CGM                                   Investment Officer       1989       CGM; Investment Officer
399 Park Avenue, 4th Floor                                                of SBFM
New York, NY 10022
Age 53
Christina T. Sydor                    Secretary                Since      Managing Director of           N/A            N/A
CGM                                                            1995       CGM; General Counsel and
300 First Stamford Place, 4th Floor                                       Secretary of SBFM and TIA
Stamford, CT 06902
Age 52
Kaprel Ozsolak                        Controller               Since      Vice President of CGM          N/A            N/A
CGM                                                            2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37
--------
* Each Director and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940 because Mr.
  Gerken is an officer of SBFM and certain of its affiliates.

     44 Smith Barney Managed Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



            DIRECTORS               INVESTMENT ADVISER
            Herbert Barg            AND ADMINISTRATOR
            Dwight B. Crane         Smith Barney Fund Management LLC
            Burt N. Dorsett
            R. Jay Gerken, Chairman DISTRIBUTORS
            Elliot S. Jaffe         Citigroup Global Markets Inc.
            Stephen E. Kaufman      PFS Distributors, Inc.
            Joseph J. McCann
            Cornelius C. Rose, Jr.  CUSTODIAN
                                    State Street Bank and
            OFFICERS                  Trust Company
            R. Jay Gerken
            President and Chief     TRANSFER AGENT
            Executive Officer       Citicorp Trust Bank, fsb.
                                    125 Broad Street, 11th Floor
            Lewis E. Daidone        New York, New York 10004
            Senior Vice President
            and Chief               SUB-TRANSFER AGENTS
            Administrative Officer  PFPC Global Fund Services
                                    P.O. Box 9699
            Richard L. Peteka       Providence, Rhode Island
            Chief Financial Officer 02940-9699
            and Treasurer
                                    Primerica Shareholder Services
            Joseph P. Deane         P.O. Box 9662
            Vice President and      Providence, Rhode Island
            Investment Officer      02940-9662

            Christina T. Sydor
            Secretary

            Kaprel Ozsolak
            Controller

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after May 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10 Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02207 4/03                                                         03-4735